Portfolio of Investments January 31, 2025
NEA
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 163.8% (100.0% of Total Investments)
5967655333 MUNICIPAL BONDS - 163 .8% ( 100 .0 % of Total Investments) 5967655333
ALABAMA - 1.5% (0.9% of Total Investments)
$ 15,520,000 Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016B
5 .000% 11/15/46 $ 15,610,913
5,920,000 Autauga County Board of Education, Alabama, Special Tax
Warrants, Series 2021
4 .000 04/01/51 5,561,775
35,000 Birmingham Airport Authority, Alabama, Airport Revenue Bonds,
Series 2020 - BAM Insured
4 .000 07/01/35 35,670
4,250,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2016A
5 .000 02/01/41 4,276,985
9,910,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 10,630,361
4,685,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 3,456,536
2,410,000 Pike Road, Alabama, General Obligation Warrants, Series 2023 5 .000 03/01/52 2,527,758
5,500,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 5,771,436
1,000,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1, (Mandatory
Put 12/01/29)
5 .500 01/01/53 1,065,778
5,310,000 (a) Tuscaloosa County Industrial Development Authority, Alabama,
Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding
Series 2019A
5 .250 05/01/44 5,396,290
TOTAL ALABAMA 54,333,502
ARIZONA - 2.4% (1.5% of Total Investments)
6,970,000 (b) Arizona Industrial Development Authority, (UB) 4 .650 10/01/48 6,903,510
1,150,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017A
5 .000 07/01/47 1,151,781
1,400,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Social Bonds Pensar Academy Project, Series
2020
5 .000 07/01/45 1,327,863
1,965,000 (b) Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .700 10/01/51 1,943,954
7,115,000 Lake Havasu City, Arizona, Wastewater System Revenue Bonds,
Refunding Senior Lien Series 2015B - AGM Insured
5 .000 07/01/43 7,144,721
1,315,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5 .000 09/01/42 1,349,111
8,895,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2021A
4 .000 09/01/51 8,056,780
5,135,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
4 .000 01/01/36 5,160,102
3,130,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2017D
4 .000 01/01/48 2,930,780
6,550,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A
4 .000 07/01/49 6,253,091
1,500,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019A
5 .000 07/01/49 1,539,205
6,545,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/37 7,868,369
10,000,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/40 12,072,004
1,465,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5 .000 07/01/49 1,401,269
3,000,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Series 2018A
5 .000 08/01/47 3,081,352

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 5,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2024A
5 .000% 01/01/54 $ 5,345,108
11,080,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5 .000 12/01/37 11,944,873
2,135,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5 .250 08/01/54 2,254,832
TOTAL ARIZONA 87,728,705
ARKANSAS - 0.0% (0.0% of Total Investments)
1,750,000 (a) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 1,677,662
TOTAL ARKANSAS 1,677,662
CALIFORNIA - 3.9% (2.4% of Total Investments)
3,335,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Second Subordinate Lien Series 2022C - AGM
Insured
5 .000 10/01/52 3,529,089
4,225,000 Alameda Unified School District, Alameda County, California,
General Obligation Bonds, Series 2005B - AGM Insured
0 .000 08/01/28 3,789,842
3,450,000 Antelope Valley Joint Union High School District, Los Angeles
and Kern Counties, California, General Obligation Bonds, Series
2004B - NPFG Insured
0 .000 08/01/29 2,994,784
8,000,000 Beverly Hills Unified School District, Los Angeles County,
California, General Obligation Bonds, 2008 Election Series 2009
0 .000 08/01/33 6,016,055
50,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-1
5 .000 06/01/49 50,462
7,615,000 California Educational Facilities Authority, Revenue Refunding
Bonds, Loyola Marymount University, Series 2001A - NPFG
Insured
0 .000 10/01/25 7,453,687
1,350,000 California Educational Facilities Authority, Revenue Refunding
Bonds, Loyola Marymount University, Series 2001A - NPFG
Insured
0 .000 10/01/39 737,004
1,500,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/42 1,519,677
965,000 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017
5 .000 10/15/47 963,743
5,000,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2017
4 .000 08/01/36 5,026,916
5,000 California State, General Obligation Bonds, Series 2004 - AMBAC
Insured
5 .000 04/01/31 5,010
9,130,000 (a) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 9,182,817
15,104 (c),(d) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5 .750 07/01/30 15,104
19,389 (c),(d) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5 .750 07/01/35 19,389
23,267 (c),(d) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5 .500 07/01/39 23,267
10,445,000 Castaic Lake Water Agency, California, Certificates of
Participation, Water System Improvement Project, Series 1999a -
AMBAC Insured
0 .000 08/01/29 9,107,031
4,775,000 (e) Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2001A - FGIC Insured, (ETM)
0 .000 08/01/25 4,706,815
7,775,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2015A -
AGM Insured
0 .000 01/15/34 5,625,527
910,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Series 2013A
6 .850 01/15/42 1,063,467

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,000,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007 - FGIC Insured
0 .000% 08/01/32 $ 3,897,104
1,500,000 Lincoln Unified School District, Placer County, California, Special
Tax Bonds, Community Facilities District 1, Series 2005 - AMBAC
Insured
0 .000 09/01/26 1,417,887
995,000 (e) Los Angeles Department of Water and Power, California, Electric
Plant Revenue Bonds, Series 1994, (ETM)
5 .375 02/15/34 1,015,552
2,490,000 Madera Unified School District, Madera County, California,
General Obligation Bonds, Election 2002 Series 2005 - NPFG
Insured
0 .000 08/01/27 2,298,854
10,335,000 (f) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0 .000 08/01/43 10,187,642
5,500,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009B
6 .500 11/01/39 6,795,390
14,100,000 New Haven Unified School District, California, General
Obligation Bonds, Refunding Series 2009 - AGC Insured
0 .000 08/01/34 10,120,739
2,500,000 Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2002 Series
2005B
0 .000 08/01/29 2,163,424
375,000 Ontario Redevelopment Financing Authority, San Bernardino
County, California, Revenue Bonds, Redevelopment Project 1,
Refunding Series 1995 - NPFG Insured
7 .400 08/01/25 381,309
1,490,000 (e) Orange County Water District, California, Revenue Certificates of
Participation, Series 2003B - NPFG Insured, (ETM)
5 .000 08/15/34 1,644,476
1,745,000 (e) Orange County Water District, California, Revenue Certificates
of Participation, Series 2003B, (Pre-refunded 8/15/32) - NPFG
Insured
5 .000 08/15/34 2,003,600
1,000,000 Pajaro Valley Unified School District, Santa Cruz County,
California, General Obligation Bonds, Series 2005B - AGM
Insured
0 .000 08/01/29 869,206
9,320,000 Palomar Pomerado Health, California, General Obligation Bonds,
Series 2009A - AGC Insured
0 .000 08/01/33 6,561,971
1,800,000 Rialto Unified School District, San Bernardino County, California,
General Obligation Bonds, 2010 Election Series 2011A
0 .000 08/01/28 1,617,388
4,080,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A
5 .000 07/01/47 4,192,681
2,965,000 San Juan Unified School District, Sacramento County, California,
General Obligation Bonds, Series 2004A - NPFG Insured
0 .000 08/01/28 2,655,960
4,005,000 San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Election of 2000, Series
2002B - FGIC Insured
0 .000 09/01/26 3,827,949
15,750,000 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G - AGM Insured
0 .000 08/01/39 8,609,471
5,000,000 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015
0 .000 08/01/46 1,602,358
6,570,000 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015
0 .000 08/01/47 1,983,539
20,990,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed, Capital Appreciation Bonds, San Diego
County Tobacco Asset Securitization Corporation, Refunding
Senior Series 2019B-Class 2
0 .000 06/01/54 4,212,473
2,630,000 Union Elementary School District, Santa Clara County, California,
General Obligation Bonds, Series 2001B - FGIC Insured
0 .000 09/01/25 2,586,390
TOTAL CALIFORNIA 142,475,049
COLORADO - 15.2% (9.3% of Total Investments)
1,785,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/51 1,683,108
6,600,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .375 12/01/52 5,578,982
1,250,000 (a) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,262,474

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,500,000 Arapahoe County Water and Wastewater Authority, Colorado,
Revenue Bonds, Refunding Series 2019
4 .000% 12/01/38 $ 2,533,836
1,610,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series 2022 4 .000 12/01/48 1,545,516
2,220,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series 2022 4 .000 12/01/52 2,093,833
3,315,000 Aurora, Colorado, Sewer Improvement Revenue Bonds, Seam
Facility and Other System Improvements Project, First Lien Series
2021
4 .000 08/01/46 3,242,070
2,000,000 Aurora, Colorado, Sewer Improvement Revenue Bonds, Seam
Facility and Other System Improvements Project, First Lien Series
2021
4 .000 08/01/51 1,913,482
9,000,000 Boulder Valley School District RE2, Boulder County, Colorado,
General Obligation Bonds, Series 2019A
4 .000 12/01/48 8,600,593
3,010,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/42 3,233,813
7,975,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/52 8,374,993
1,150,000 Castle Oaks Metropolitan District 3, Castle Rock, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2020 - AGM Insured
4 .000 12/01/50 1,061,078
1,060,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Series 2018
5 .250 12/01/48 1,036,537
1,575,000 (a) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/37 1,566,902
3,620,000 (a) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 3,444,374
1,445,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .500 12/01/54 1,610,508
2,545,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
5 .000 03/01/47 2,583,932
2,005,000 (e) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/34 2,095,880
4,615,000 (e) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/35 4,824,182
7,205,000 (e) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/36 7,531,577
8,715,000 (e) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/37 9,110,021
4,105,000 (e) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/42 4,291,065
8,545,000 (e) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/47 8,932,315
10,575,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/46 10,094,687
33,390,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/50 30,812,893
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2018A
5 .000 11/15/48 3,074,145
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/31 1,006,951
4,290,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/37 4,309,908
21,340,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 21,735,306
17,205,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2 - BAM Insured
4 .000 08/01/49 15,706,009
11,075,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 9,996,754

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,410,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .500% 11/01/47 $ 3,686,771
3,500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A
4 .000 12/01/50 3,022,124
750,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Meadows Project, Refunding & Improvement Series
2017A
5 .250 05/15/37 765,452
1,500,000 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Refunding Series 2015B, (Pre-refunded
9/01/25)
4 .000 09/01/34 1,510,131
7,080,000 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)
4 .000 09/01/45 7,550,515
3,000,000 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)
4 .000 09/01/50 3,199,371
4,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
4 .000 11/01/39 3,973,378
3,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000 01/01/38 3,320,416
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019B
4 .000 01/01/40 4,943,557
4,150,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/56 4,065,783
1,889,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .625 12/01/32 1,902,715
2,660,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 2,668,042
2,000,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2023C
5 .250 12/01/53 2,138,171
1,500,000 (e) Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2016B, (Pre-refunded 3/01/27)
5 .000 03/01/41 1,568,837
6,000,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017E
4 .000 03/01/43 5,868,188
7,000,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2019O
4 .000 03/15/44 6,820,531
2,550,000 Colorado State, Certificates of Participation, Lease Purchase
Agreement Department of Transportation Second Amended &
Restated Headquaters Facilities, Refunding Series 2020
4 .000 06/15/41 2,534,794
5,000,000 Colorado State, Certificates of Participation, Rural Series 2018A 4 .000 12/15/35 5,086,293
7,115,000 (e) Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5 .000 08/01/41 7,346,743
1,000,000 (e) Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5 .000 08/01/46 1,032,571
1,250,000 Copper Ridge Metropolitan District, Colorado Springs, Colorado,
Tax Increment and Sales Tax Supported Revenue Bonds, Series
2019
5 .000 12/01/39 1,170,590
15,370,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0 .000 12/01/31 8,907,917
2,930,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022B
5 .000 11/15/47 3,104,203
6,700,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022B
5 .250 11/15/53 7,206,155
5,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5 .000 12/01/43 5,179,191
6,500,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Current Interest Series 2018A-1
5 .000 08/01/48 6,619,359
10,000,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A
4 .000 08/01/51 9,536,883

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,120,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000% 12/01/32 $ 5,210,727
2,935,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/35 2,976,738
1,800,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/40 1,814,224
325,000 (a) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5 .250 12/01/39 327,185
1,500,000 (a) DIATC Metropolitan District, Commerce City, Adams County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2019
5 .000 12/01/49 1,442,898
45,540,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/30 37,634,169
16,635,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 12,686,127
49,250,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 35,990,551
9,310,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/28 8,269,916
2,900,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/34 2,027,628
18,500,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 03/01/36 12,172,830
5,950,000 (a) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 5,818,979
3,850,000 Firestone, Colorado, Water Enterprise Revenue Bones, Series
2020 - BAM Insured
4 .000 12/01/49 3,598,297
5,000,000 Gunnison Watershed School District RE1J, Gunnison and
Saguache Counties, Colorado, General Obligation Bonds, Series
2023
5 .000 12/01/47 5,332,678
4,070,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 4,049,705
5,700,000 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021 -
AGM Insured
4 .000 12/01/46 5,447,711
1,440,000 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021 -
AGM Insured
4 .000 12/01/51 1,340,453
2,000,000 Leyden Rock Metropolitan District, Arvada, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax, Refunding & Improvement Series 2021 - AGM
Insured
4 .000 12/01/51 1,861,741
1,000,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2016
5 .000 12/01/36 1,015,208
1,000,000 Louisville, Boulder County, Colorado, General Obligation Bonds,
Limited Tax, Series 2017
4 .000 12/01/36 1,007,896
1,730,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2022
6 .750 12/01/52 1,754,476
1,230,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding & Improvement Senior Series 2021A - AGM Insured
4 .000 12/01/51 1,120,097
1,085,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5 .750 12/01/47 1,086,456
5,000,000 Northern Colorado Water Conservancy District Building
Corporation, Certificates of Participation, Refunding Series 2021
4 .000 07/01/51 4,769,115
2,325,000 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022
5 .000 07/01/42 2,462,984
16,320,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series 2015A
5 .000 12/01/45 16,440,089

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,680,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2017A
5 .000% 12/01/46 $ 3,705,884
4,055,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2019A - AGM
Insured
4 .000 12/01/39 4,061,510
3,000,000 Parker Water and Sanitation District, Douglas County, Colorado,
Water and Sewer Enterprise Revenue Bonds, Refunding &
Improvement Series 2022
4 .000 11/01/47 2,911,411
4,861,000 (a) Platte River Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Refunding Series 2023A
6 .500 08/01/53 5,022,436
600,000 (a) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 523,040
9,865,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017
5 .000 12/01/42 10,126,049
3,600,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017
5 .000 12/01/47 3,673,049
2,350,000 Roaring Fork Transporation Authority, Colorado, Property Tax
Revenue Bonds, Series 2021A
4 .000 12/01/46 2,298,045
850,000 Sierra Ridge Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding Bonds, Series
2022 - AGM Insured
5 .000 12/01/52 875,711
1,000,000 (a) Sky Ranch Community Authority Board (Arapahoe County,
Colorado), Limited Tax Supported District No. 3 Senior Bonds
(Tax-Exempt Fixed Rate), Series 2022A and Subordinate Bonds
(Tax-Exempt Fixed Rate), Series 2022B(3)
5 .750 12/01/52 972,553
1,000,000 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A
5 .000 12/01/49 949,996
3,250,000 Thompson Crossing Metropolitan District 2, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Series 2016B - AGM Insured
5 .000 12/01/46 3,326,812
600,000 (a) Thompson Crossing Metropolitan District 6, Larimer County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2020
3 .000 12/01/30 548,941
1,300,000 (a) Thompson Crossing Metropolitan District 6, Larimer County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2020
5 .000 12/01/44 1,291,656
995,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 788,122
1,000,000 Triview Metropolitan District, El Paso County, Colorado, Water
and Wastewater Enterprise Revenue Bonds, Green Series 2020 -
BAM Insured
3 .250 12/01/45 850,778
2,500,000 University of Colorado, Enterprise System Revenue Bonds,
Refunding Green Series 2021A
4 .000 06/01/46 2,412,360
2,500,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
4 .000 12/01/36 2,516,213
5,000,000 Weld County School District 6, Greeley, Colorado, General
Obligation Bonds, Series 2020
5 .000 12/01/44 5,216,667
2,175,000 Weld County School District RE1, Colorado, General Obligation
Bonds, Series 2017
5 .000 12/15/30 2,259,789
5,650,000 Weld County School District RE-4, Windsor, Colorado, General
Obligation Bonds, Series 2023
5 .250 12/01/47 6,127,944
7,810,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 7,596,886
10,825,000 (a) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 6,313,937
1,785,000 (a) West Meadow Metropolitan District, Town of Fraser, Grand
County, Colorado, Limited Tax General Obligation Bonds, Senior
Series 2023A
6 .500 12/01/50 1,859,769

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
5 .000% 12/01/50 $ 444,439
TOTAL COLORADO 553,949,280
CONNECTICUT - 0.7% (0.4% of Total Investments)
1,650,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2016Q-1
5 .000 07/01/46 1,661,368
6,000,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Hartford HealthCare Issue, Series 2021A
4 .000 07/01/51 5,385,241
2,800,000 (a) Connecticut Health and Educational Facilities Authority, Revenue
Bonds, McLean Affiliates, Series 2020A
5 .000 01/01/55 2,423,213
7,165,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Refunding Series 2015L
5 .000 07/01/45 7,182,749
500,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series 2017I-1
5 .000 07/01/34 515,552
7,500,000 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A
5 .000 05/01/37 8,118,393
TOTAL CONNECTICUT 25,286,516
DELAWARE - 0.0% (0.0% of Total Investments)
1,000,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/48 1,005,569
TOTAL DELAWARE 1,005,569
DISTRICT OF COLUMBIA - 4.4% (2.7% of Total Investments)
1,250,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5 .000 10/01/45 1,207,732
107,000,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 28,372,591
19,035,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Refunding Subordinate Lien Series 2014C
4 .000 10/01/41 18,061,988
5,000,000 District of Columbia, General Obligation Bonds, Series 2021D 4 .000 02/01/46 4,866,591
6,780,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/46 7,309,978
3,500,000 District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2017
5 .000 04/01/35 3,578,323
60,000 (e) District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2017, (Pre-refunded 4/01/27)
5 .000 04/01/36 62,793
3,440,000 District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2017
5 .000 04/01/36 3,510,678
12,455,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
4 .000 10/01/44 11,819,330
4,750,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
5 .000 10/01/47 4,858,777
13,710,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
4 .000 10/01/49 12,633,753
7,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/36 4,479,260
32,000,000 (e) Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, (Pre-refunded
10/01/26) - AGC Insured
6 .500 10/01/41 33,928,480
18,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B
6 .500 10/01/44 19,466,368
3,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2018
5 .000 07/01/43 3,061,225
4,270,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A
5 .250 07/15/59 4,602,968
TOTAL DISTRICT OF COLUMBIA 161,820,835

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA - 8.1% (5.0% of Total Investments)
$ 2,800,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016
5 .000% 09/01/46 $ 2,799,942
2,830,000 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series
2015
5 .000 09/01/41 2,850,111
5,810,000 Collier County, Florida, Tourist Development Tax Revenue Bonds,
Series 2018
4 .000 10/01/43 5,761,973
530,000 (a) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C
5 .000 09/15/50 484,962
6,925,000 (b) Florida Housing Finance Corp, (UB) 4 .700 07/01/49 6,987,125
6,060,000 (b) Florida Housing Finance Corp, (UB) 4 .750 07/01/54 6,091,783
1,040,000 Florida Municipal Loan Council, Revenue Bonds, Series 2000B -
NPFG Insured
0 .000 11/01/25 1,009,860
1,590,000 Florida Municipal Loan Council, Revenue Bonds, Series 2000B -
NPFG Insured
0 .000 11/01/26 1,482,836
2,000,000 Fort Myers, Florida, Utility System Revenue Bonds, Refunding
Series 2019A
4 .000 10/01/49 1,892,356
15,000,000 (b) Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Series 2018F, (UB)
5 .000 10/01/48 15,409,167
2,850,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .250 11/15/49 3,073,262
3,760,000 (b) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
4 .125 11/15/51 3,538,074
3,025,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .500 11/15/54 3,324,047
13,480,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4 .000 08/01/50 12,102,881
5,060,000 Hollywood, Florida, General Obligation Bonds, Series 2022 5 .000 07/01/47 5,297,285
3,810,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village, Series
2015A - AGM Insured
5 .000 02/01/40 3,829,654
19,145,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village, Series
2015A - AGM Insured
5 .000 02/01/44 19,240,486
205,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project, Series
2017
5 .000 07/01/32 199,062
5,035,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project, Series
2017
5 .125 07/01/46 4,569,471
2,420,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Refunding Series 2024B
5 .250 04/01/45 2,639,481
7,390,000 (e) Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2015A, (Pre-refunded
4/01/25)
5 .000 04/01/45 7,414,181
27,470,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A
5 .000 04/01/53 28,040,648
10,000,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2010A
5 .000 07/01/35 10,041,327
5,560,000 Miami-Dade County Health Facility Authority, Florida, Hospital
Revenue Bonds, Nicklaus Children's Hospital Project, Refunding
Series 2021A
4 .000 08/01/51 5,044,731
3,000,000 Miami-Dade County Industrual Development Authority, Florida,
Revenue Bonds, Doral Academy, Seres 2018
5 .000 01/15/48 2,960,838
7,000,000 (b) Miami-Dade County School District, Florida, General Obligation
Bonds, School Series 2022A - BAM Insured, (UB)
5 .000 03/15/52 7,298,494
14,015,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2016A
5 .000 10/01/41 14,226,009
4,715,000 Miami-Dade County, Florida, Public Facilities Revenue Bonds,
Jackson Health System, Series 2017
5 .000 06/01/38 4,839,413

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 7,000,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2018
4 .000% 07/01/48 $ 6,480,701
5,000,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue
Bonds, Series 2022
5 .000 07/01/51 5,241,329
6,000,000 Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2019B
4 .000 10/01/44 5,893,166
3,965,000 Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2019B
4 .000 10/01/49 3,751,595
8,900,000 Miami-Dade County, Florida, Water and Sewer System Revenue
Bonds, Series 2024A
5 .250 10/01/54 9,559,727
11,240,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc., Series
2022
4 .000 10/01/52 10,115,199
3,260,000 Orange County Health Facilities Authority, Florida, Revenue
Bonds, Presbyterian Retirement Communities Project, Series
2024
5 .000 08/01/54 3,309,544
1,095,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Capital Appreciation Series
2019A-2
0 .000 10/01/32 805,823
4,250,000 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/49 4,368,500
2,155,000 Palm Beach County Health Facilities Authority,
Florida  Retirement Communities Revenue Bonds, ACTS
Retirement - Life Communities, Inc Obligated Group, Series
2018A
5 .000 11/15/45 2,194,958
4,680,000 Palm Beach County Health Facilities Authority, Florida,
Retirement Communities Revenue Bonds, ACTS Retirement - Life
Communities, Inc Obligated Group, Series 2016
5 .000 11/15/32 4,770,822
8,200,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018A
5 .000 03/15/42 8,374,631
12,170,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series 2018
4 .000 07/01/48 11,159,919
6,625,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, Refunding Series 2015
4 .000 05/01/33 6,633,287
8,000,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017
5 .000 08/15/42 8,133,617
8,595,000 South Miami Health Facilities Authority, Florida, Hospital Revenue
Bonds, Baptist Health Systems of South Florida Obligated Group,
Refunding Series 2017
5 .000 08/15/47 8,709,058
615,000 Tampa Sports Authority, Hillsborough County, Florida, Sales Tax
Payments Special Purpose Bonds, Stadium Project, Series 1995 -
NPFG Insured
5 .750 10/01/25 622,413
4,000,000 Tampa, Florida, Health System Revenue Bonds, Baycare Health
System, Series 2016A
4 .000 11/15/46 3,769,770
2,000,000 (e) Volusia County Educational Facilities Authority, Florida, Revenue
Bonds, Embry-Riddle Aeronautical University, Series 2015B, (Pre-
refunded 4/15/25)
5 .000 10/15/45 2,007,935
7,400,000 Volusia County Educational Facilities Authority, Florida, Revenue
Bonds, Stetson University Inc. Project, Series 2015
5 .000 06/01/45 7,270,550
TOTAL FLORIDA 295,622,003
GEORGIA - 4.9% (3.0% of Total Investments)
10,235,000 Clarke County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2016A
5 .000 07/01/46 10,289,633
2,000,000 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A
5 .000 04/01/42 2,023,511
10,000,000 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A
5 .000 04/01/47 10,063,637
2,500,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .125 04/01/53 2,607,616

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 5,300,000 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021
4 .000% 07/01/46 $ 5,026,437
5,725,000 Fayette County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Piedmont Healthcare, Inc. Project, Series 2016A
5 .000 07/01/46 5,755,559
4,330,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
5 .000 04/01/42 4,380,901
7,250,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
5 .000 04/01/47 7,296,137
6,370,000 Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A
4 .000 04/01/50 5,934,250
9,495,000 (b) Fulton County Development Authority, Georgia, Revenue Bonds,
Georgia Tech Facilities, Series 2024, (UB)
5 .000 06/15/56 10,002,832
4,000,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2016A
5 .000 07/01/46 4,020,809
5,000,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A
4 .000 07/01/49 4,648,873
7,500,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2017B
5 .500 02/15/42 7,748,293
2,000,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2021A
4 .000 02/15/40 1,996,505
6,665,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2024A
4 .700 12/01/54 6,688,791
8,000,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4 .000 07/01/51 7,782,008
1,860,000 Georgia Ports Authority, Revenue Bonds, Series 2022 4 .000 07/01/52 1,806,303
11,000,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4 .000 04/01/42 10,751,258
1,350,000 Henry County Water and Sewerage Authority, Georgia, Revenue
Bonds, Refunding Series 2005
5 .250 02/01/27 1,416,124
1,860,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/43 1,906,680
14,100,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/49 14,830,077
3,425,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023C, (Mandatory Put 9/01/30)
5 .000 09/01/53 3,629,883
10,160,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023C, (Mandatory Put 9/01/30), (UB)
5 .000 09/01/53 10,767,768
6,310,000 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax
Revenue Bonds, Third Indenture, Series 2015B
5 .000 07/01/43 6,405,940
5,680,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2015A
5 .000 07/01/60 5,679,501
3,300,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2015A
5 .500 07/01/60 3,312,629
3,750,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Series 2024A
5 .250 01/01/49 4,019,424
4,710,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Series 2024A - BAM Insured
5 .250 01/01/54 5,026,183
8,230,000 Private Colleges and Universities Authority, Georgia, Revenue
Bonds, Mercer University, Series 2015
5 .000 10/01/40 8,271,451
5,000,000 Rockdale County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2019A
4 .000 07/01/44 4,771,712
TOTAL GEORGIA 178,860,725
HAWAII - 0.1% (0.1% of Total Investments)
3,500,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Green Senior Series 2023
5 .000 07/01/48 3,745,990
TOTAL HAWAII 3,745,990

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 0.9% (0.5% of Total Investments)
$ 855,000 (g) Boise State University, Idaho, General Revenue Bonds, Project &
Refunding Series 2025A
5 .000% 04/01/50 $ 907,314
3,860,000 Boise State University, Idaho, General Revenue Bonds, Series
2023A
5 .250 04/01/53 4,133,174
7,885,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2021A
4 .000 03/01/51 7,248,274
2,135,000 Idaho Housing and Finance Association, GNMA Housing
Revenue Refunding Bonds, Wedgewood Terrace Project, Series
2002A-1
7 .250 03/20/37 2,159,201
5,500,000 (a) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .875 11/01/53 5,608,517
2,755,000 Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A, (UB)
4 .600 01/01/49 2,769,137
4,915,000 Idaho Housing and Finance Association, Single Family Mortgage
Revenue Bonds, Series 2024A, (UB)
4 .650 01/01/54 4,933,124
3,325,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 3,484,111
TOTAL IDAHO 31,242,852
ILLINOIS - 15.0% (9.2% of Total Investments)
1,000,000 Board of Regents of Illinois State University, Auxiliary Facilities
System Revenue Bonds, Series 2018A - AGM Insured
5 .000 04/01/34 1,043,770
285,000 Board of Regents of Illinois State University, Auxiliary Facilities
System Revenue Bonds, Series 2018A - AGM Insured
5 .000 04/01/37 295,315
1,370,000 Board of Regents of Illinois State University, Auxiliary Facilities
System Revenue Bonds, Series 2018A - AGM Insured
5 .000 04/01/38 1,415,314
4,595,000 Bolingbrook, Will and DuPage Counties, Illinois, General
Obligation Bonds, Refunding Series 2002B - FGIC Insured
0 .000 01/01/32 3,440,302
4,000,000 Bolingbrook, Will and DuPage Counties, Illinois, General
Obligation Bonds, Refunding Series 2002B - FGIC Insured
0 .000 01/01/34 2,726,694
11,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 11,307,986
3,155,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .750 04/01/48 3,387,772
5,750,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H
5 .000 12/01/36 5,789,615
6,920,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D
5 .000 12/01/46 6,781,529
11,450,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
7 .000 12/01/44 11,645,725
1,785,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B
6 .500 12/01/46 1,832,688
23,535,000 (a) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A
7 .000 12/01/46 24,865,078
2,900,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2022A
5 .000 12/01/47 2,843,273
2,175,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2023A
6 .000 12/01/49 2,344,299
685,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
5 .500 12/01/26 692,883
4,000,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
4 .000 12/01/50 3,659,705
14,765,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A - BAM Insured
4 .000 12/01/50 13,671,100
4,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B
5 .000 01/01/53 4,081,581
15,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024B, (UB)
5 .250 01/01/53 16,119,479
1,000,000 (b) Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A, (UB)
5 .500 01/01/40 1,056,219
4,000,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5 .000 01/01/40 4,054,186
5,425,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5 .500 01/01/49 5,529,869

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 12,190,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured
5 .250% 01/01/53 $ 12,977,297
2,000,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured
5 .250 01/01/58 2,124,193
7,240,000 (b) Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured, (UB)
5 .250 11/01/53 7,699,657
6,030,000 Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured
5 .500 11/01/62 6,501,528
4,500,000 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2017
5 .000 12/01/47 4,554,177
3,500,000 Evanston, Cook County, Illinois, General Obligation Bonds,
Corporate Purpose Series 2018A
4 .000 12/01/43 3,308,691
2,750,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
3 .900 11/01/36 2,770,329
5,265,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
5 .500 11/01/36 5,276,898
3,215,000 Illinois Finance Authority, Health Services Facility Lease Revenue
Bonds, Provident Group - UIC Surgery Center, LLC - University of
Illinois Health Services Facility Project, Series 2020
4 .000 10/01/50 2,837,141
790,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 804,517
25,090,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000 02/15/41 24,054,920
3,500,000 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C
5 .000 02/15/32 3,613,958
55,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 56,011
1,200,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 1,222,051
3,000,000 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C
5 .000 02/15/41 3,057,725
2,500,000 Illinois Finance Authority, Revenue Bonds, Bradley University,
Refunding Series 2021A
4 .000 08/01/51 2,096,073
1,000,000 (a) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .625 08/01/53 1,052,507
16,165,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5 .000 12/01/40 16,334,469
10,945,000 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A
4 .000 08/15/42 10,391,518
5,285,000 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A
5 .000 08/15/51 5,491,651
22,590,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 22,589,426
7,285,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5 .000 08/15/35 7,326,992
4,135,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5 .000 08/15/44 4,140,496
5,410,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Series 2017A
5 .000 03/01/47 5,380,068
14,200,000 Illinois Finance Authority, Revenue Bonds, The Carle Foundation,
Fixed Period Series 2021A
4 .000 08/15/41 13,588,630
11,860,000 (b) Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024I, (UB)
4 .625 04/01/50 11,894,400
5,000,000 Illinois State, General Obligation Bonds, December Series 2017A 5 .000 12/01/34 5,193,538
2,000,000 Illinois State, General Obligation Bonds, December Series 2017A 5 .000 12/01/35 2,074,368
5,420,000 Illinois State, General Obligation Bonds, December Series 2017A 5 .000 12/01/39 5,578,138
1,750,000 Illinois State, General Obligation Bonds, January Series 2016 5 .000 01/01/32 1,774,129
3,565,000 Illinois State, General Obligation Bonds, June Series 2016 5 .000 06/01/26 3,651,500
4,170,000 Illinois State, General Obligation Bonds, June Series 2022A 5 .500 03/01/47 4,497,890
17,000,000 Illinois State, General Obligation Bonds, May Series 2018A 6 .000 05/01/26 17,604,576
4,485,000 Illinois State, General Obligation Bonds, May Series 2018A 6 .000 05/01/27 4,761,659

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,115,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500% 05/01/30 $ 1,192,036
5,305,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/39 5,755,976
2,360,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 2,552,617
4,825,000 Illinois State, General Obligation Bonds, May Series 2023B 5 .500 05/01/47 5,209,991
9,710,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/27 10,051,780
5,000,000 Illinois State, General Obligation Bonds, October Series 2022C 5 .500 10/01/41 5,517,710
29,430,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5 .000 01/01/40 29,610,176
10,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2019A
5 .000 01/01/44 10,389,796
12,010,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2020A
5 .000 01/01/45 12,608,181
9,640,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
4 .000 01/01/42 9,383,378
10,455,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
5 .000 01/01/46 11,036,569
5,410,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Series 2023A
5 .250 01/01/43 5,925,287
5,420,000 Illinois, General Obligation Bonds, Illinois FIRST Program, Series
2001 - FGIC Insured
6 .000 11/01/26 5,559,740
1,175,000 Macon and DeWitt Counties Community Unit School District 2
Maroa-Forsyth, Illinois, General Obligation Bonds, Series 2021 -
AGM Insured
4 .000 12/01/41 1,165,818
5,080,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 5,196,064
8,800,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5 .500 06/15/53 8,858,914
4,750,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 4,793,925
33,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital Appreciation
Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/45 13,097,439
5,355,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital Appreciation
Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/46 2,012,871
195,000 (e) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A, (ETM)
0 .000 06/15/30 163,394
3,505,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A
0 .000 06/15/30 2,921,293
28,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - AGM
Insured
0 .000 12/15/35 18,773,692
3,280,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 06/15/37 2,032,902
11,715,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 12/15/38 6,720,421
2,955,000 (e) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Hospitality Facility, Series 1996A, (ETM)
7 .000 07/01/26 3,062,269
2,300,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2000A - NPFG Insured
6 .500 07/01/30 2,581,718
2,855,000 Sangamon County School District 186 Springfield, Illinois,
General Obligation Bonds, Alternate Revenue Source Series
2023 - AGM Insured
5 .500 06/01/58 3,026,934
2,500,000 Sangamon County Water Reclamation District, Illinois, General
Obligation Bonds Alternate Revenue Source, Project & Refunding
Series 2019A - BAM Insured
4 .000 01/01/44 2,414,267
TOTAL ILLINOIS 546,480,661

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 2.8% (1.7% of Total Investments)
$ 6,000,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014
5 .000% 10/01/44 $ 5,999,583
7,000,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Fixed Rate Series 2019A
4 .000 12/01/49 6,470,065
1,875,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Refunding 2015A
4 .000 12/01/40 1,813,485
3,400,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Refunding 2015A
5 .000 12/01/40 3,407,446
13,415,000 Indiana Finance Authority, Hospital Revenue Bonds, Reid Health
Series 2022 - AGM Insured
5 .000 01/01/52 13,628,103
11,000,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5 .000 10/01/46 11,160,892
12,820,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2022B
5 .250 10/01/52 13,447,732
5,130,000 Indiana Finance Authority, Water Utility Revenue Bonds, Citizens
Energy Group Project, First Lien Series 2016A
5 .000 10/01/46 5,205,034
8,000,000 (b) Indiana Housing and Community Development Authority, Single
Family Mortgage Revenue Bonds, Social Series 2024D-1, (UB)
4 .750 07/01/54 8,039,877
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 1,066,752
3,460,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000 03/01/53 3,610,431
8,040,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Stormwater Project, Green Series 2022C
5 .000 01/01/52 8,428,781
9,255,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Series 1999E - AMBAC Insured
0 .000 02/01/25 9,255,000
9,560,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Series 1999E - AMBAC Insured
0 .000 02/01/26 9,247,520
1,000,000 Northern Indiana Commuter Transportation District, Indiana,
Limited Obligation Revenue Bonds, Series 2024
5 .250 01/01/49 1,076,740
1,580,000 Zionsville Community Schools Building Corporation, Boone
County, Indiana, First Mortgage Bonds, Series 2005Z - AGM
Insured
0 .000 01/15/28 1,429,859
TOTAL INDIANA 103,287,300
IOWA - 1.0% (0.6% of Total Investments)
6,775,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5 .000 09/01/51 5,243,552
7,000,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32), (Mandatory Put 12/01/42)
5 .000 12/01/50 8,010,951
8,250,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32)
5 .000 12/01/50 9,441,478
3,085,000 Iowa Finance Authority, Senior Housing Revenue Bonds,
Northcrest Inc. Project, Series 2018A
5 .000 03/01/48 2,986,398
4,700,000 (e) Xenia Rural Water District, Iowa, Water Revenue Bonds,
Refunding Capital Loan Note Series 2016, (Pre-refunded
12/01/26)
5 .000 12/01/36 4,887,905
5,990,000 (e) Xenia Rural Water District, Iowa, Water Revenue Bonds,
Refunding Capital Loan Note Series 2016, (Pre-refunded
12/01/26)
5 .000 12/01/41 6,229,480
TOTAL IOWA 36,799,764
KANSAS - 0.7% (0.4% of Total Investments)
5,000,000 Ellis County Unified School District 489 Hays, Kansas, General
Obligation Bonds, Refunding & Improvement Series 2022B -
AGM Insured
5 .000 09/01/42 5,296,540
3,050,000 Ellis County Unified School District 489 Hays, Kansas, General
Obligation Bonds, Refunding & Improvement Series 2022B -
AGM Insured
5 .000 09/01/47 3,188,641
3,700,000 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/38 3,786,166

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KANSAS (continued)
$ 6,000,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A
5 .000% 07/01/43 $ 6,075,677
6,465,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A
5 .000 07/01/48 6,520,853
TOTAL KANSAS 24,867,877
KENTUCKY - 1.1% (0.7% of Total Investments)
6,010,000 Kentucky Economic Development Finance Authority, Health
System Revenue Bonds, Norton Healthcare Inc., Series 2000B -
NPFG Insured
0 .000 10/01/28 5,144,599
1,300,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/37 1,322,692
700,000 (b) Kentucky Housing Corporation, Single Family Mortgage Revenue
Bonds, Series 2024C, (UB)
4 .400 07/01/44 703,454
1,290,000 (b) Kentucky Housing Corporation, Single Family Mortgage Revenue
Bonds, Series 2024C, (UB)
4 .600 07/01/49 1,296,229
4,855,000 (b) Kentucky Housing Corporation, Single Family Mortgage Revenue
Bonds, Series 2024C, (UB)
4 .650 01/01/55 4,868,801
5,000,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6 .750 07/01/43 5,761,503
8,610,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6 .875 07/01/46 9,927,747
10,000,000 (b) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2024A-1, (Mandatory Put 7/01/30), (UB)
5 .000 05/01/55 10,485,519
TOTAL KENTUCKY 39,510,544
LOUISIANA - 2.2% (1.3% of Total Investments)
5,945,000 Ascension Parish Industrial development Board, Louisiana,
Revenue Bonds, Impala Warehousing (US) LLC Project, Series
2013
6 .000 07/01/36 5,948,052
5,000,000 East Baton Rouge Parish Capital Improvement District, Louisiana,
MOVEBR Sales Tax Revenue Bonds, Series 2019
5 .000 08/01/48 5,138,700
1,870,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2017B - AGM Insured
5 .000 12/01/42 1,904,823
3,940,000 (b) Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2024A, (UB)
4 .550 12/01/49 3,945,748
1,895,000 (b) Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2024A, (UB)
4 .650 12/01/54 1,901,781
1,965,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
East Baton Rouge Sewerage Commission Projects, Refunding
Series 2023
5 .000 02/01/41 2,091,372
13,590,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/46 13,698,855
3,600,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/49 3,151,826
1,695,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University Nicolson Gateway Project, Series 2016A
5 .000 07/01/46 1,702,201
20,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-refunded
5/15/26)
4 .000 05/15/35 20,259
2,345,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
4 .000 05/15/36 2,347,470
20,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-refunded
5/15/26)
5 .000 05/15/47 20,509
1,975,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5 .000 05/15/47 1,977,213
3,615,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .000 07/01/48 3,775,937
10,765,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .250 07/01/53 11,353,415

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 3,500,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Series 2024C-1
5 .000% 01/01/54 $ 3,639,342
10,000,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5 .000 12/01/53 10,520,178
5,000,000 Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital Project,
Refunding Series 2018A
5 .000 07/01/48 5,016,643
1,355,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2015
5 .000 12/01/40 1,369,494
TOTAL LOUISIANA 79,523,818
MAINE - 0.7% (0.4% of Total Investments)
6,300,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5 .000 07/01/41 6,195,727
8,675,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5 .000 07/01/43 8,794,204
11,150,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4 .000 07/01/50 10,153,985
TOTAL MAINE 25,143,916
MARYLAND - 1.5% (0.9% of Total Investments)
5,905,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/46 5,796,023
8,610,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2017A
5 .000 07/01/41 8,777,693
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016
5 .000 07/01/47 2,005,174
4,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Taxable Series 2017D
4 .000 07/01/48 3,744,460
4,125,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2022A
4 .000 06/01/47 3,960,278
17,000,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2018A
5 .000 05/01/42 17,538,234
3,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2020
4 .000 07/01/39 3,024,990
3,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2020
4 .000 07/01/50 2,856,631
4,000,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health
Credit Group, Series 2015
5 .000 12/01/44 4,000,493
1,150,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5 .000 11/01/37 1,155,763
2,250,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B
5 .000 11/01/47 2,152,618
TOTAL MARYLAND 55,012,357
MASSACHUSETTS - 2.4% (1.5% of Total Investments)
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Children's Hospital Series 2024T
5 .250 03/01/54 5,391,409
930,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 918,602
3,890,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2023FF
5 .000 10/01/48 4,170,145
3,630,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/53 3,649,851
1,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute Issue, Series 2016N
5 .000 12/01/46 1,113,465
2,070,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015
4 .500 01/01/45 1,940,565
4,100,000 Massachusetts Development Finance Agency, Revenue Bonds,
Partners HealthCare System Issue, Series 2017S-1
4 .000 07/01/36 4,132,540
1,380,000 Massachusetts Development Finance Agency, Revenue Bonds,
Western New England University, Series 2015
5 .000 09/01/40 1,381,493

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 1,545,000 Massachusetts Development Finance Agency, Revenue Bonds,
Western New England University, Series 2015
5 .000% 09/01/45 $ 1,525,558
3,000,000 Massachusetts Development Finance Authority, Revenue Bonds,
WGBH Educational Foundation, Series 2002A - AMBAC Insured
5 .750 01/01/42 3,591,647
26,750,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2015B
4 .000 05/01/45 26,169,948
5,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2022C
5 .250 10/01/52 5,382,086
14,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2023A
5 .000 05/01/48 14,856,029
12,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2022B
5 .000 06/01/52 12,647,681
TOTAL MASSACHUSETTS 86,871,019
MICHIGAN - 9.5% (5.8% of Total Investments)
315,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
5 .000 11/01/34 322,451
1,000,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5 .250 11/01/36 800,116
2,000,000 County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series
2016
5 .000 02/15/47 1,895,357
2,350,000 Detroit, Michigan, Senior Lien Sewerage Disposal System
Revenue Bonds, Series 2001B - NPFG Insured
5 .500 07/01/29 2,471,515
15,000 Detroit, Michigan, Water Supply System Revenue Bonds,
Refunding Second Lien Series 2004A - AGM Insured
5 .000 07/01/34 15,030
1,700,000 Downriver Utility Wastewater Authority, Michigan, Sewer System
Revenue Bonds, Series 2018 - AGM Insured
5 .000 04/01/43 1,744,927
1,100,000 Eastern Michigan University, General Revenue Bonds, Refunding
Series 2017A - BAM Insured
5 .000 03/01/33 1,129,935
2,270,000 Eastern Michigan University, General Revenue Bonds, Refunding
Series 2017A - BAM Insured
5 .000 03/01/36 2,324,041
455,000 (e) Eastern Michigan University, General Revenue Bonds, Series
2018A, (Pre-refunded 3/01/28)
4 .000 03/01/44 470,468
10,710,000 Eastern Michigan University, General Revenue Bonds, Series
2018A - AGM Insured
4 .000 03/01/44 10,275,363
8,900,000 Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos Place
Project, Series 2001
0 .000 12/01/25 8,682,592
3,000,000 Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos Place
Project, Series 2001
0 .000 12/01/26 2,838,002
100,000 Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos Place
Project, Series 2001
0 .000 12/01/27 91,616
4,305,000 Grand Rapids and Kent County Joint Building Authority,
Michigan, Limited Tax General Obligation Bonds, Devos Place
Project, Series 2001
0 .000 12/01/29 3,692,942
1,000,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, Refunding School Building & Site Series 2016
- AGM Insured
5 .000 05/01/38 1,019,129
1,250,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019 - AGM
Insured
5 .000 11/01/42 1,309,857
1,850,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019 - AGM
Insured
5 .000 11/01/43 1,934,870
2,500,000 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Series 2018
5 .000 01/01/43 2,564,814
6,055,000 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Series 2018
5 .000 01/01/48 6,218,973
4,295,000 Grand Rapids, Michigan, Water Supply System Revenue Bonds,
Series 2020
5 .000 01/01/45 4,477,643

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 1,720,000 Grand Traverse County Hospital Finance Authority, Michigan,
Revenue Bonds, Munson Healthcare, Series 2019A
5 .000% 07/01/36 $ 1,805,113
1,995,000 Grand Traverse County Hospital Finance Authority, Michigan,
Revenue Bonds, Munson Healthcare, Series 2019A
5 .000 07/01/39 2,076,843
1,005,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Refunding Second Lien Series 2016C
5 .000 07/01/32 1,028,649
6,245,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2016C
5 .000 07/01/32 6,369,425
10,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2016C
5 .000 07/01/35 10,185,557
27,955,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2016A
5 .000 07/01/46 28,165,012
6,910,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2020-I
4 .000 05/01/47 6,592,141
1,265,000 Jenison Public Schools, Ottawa County, Michigan, General
Obligation Bonds, Series 2017
5 .000 05/01/30 1,322,383
1,000,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Capital Improvement Series 2016
5 .000 06/01/31 1,028,880
1,445,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Capital Improvement Series 2016
5 .000 06/01/34 1,482,155
1,570,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Capital Improvement Series 2017A
5 .000 06/01/36 1,639,747
1,650,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Capital Improvement Series 2017A
5 .000 06/01/37 1,719,221
1,025,000 Kent County, Michigan, General Obligation Bonds, Limited Tax
Series 2015
5 .000 01/01/34 1,026,279
3,440,000 Kent County, Michigan, General Obligation Bonds, Refunding
Limited Tax Series 2015
5 .000 01/01/31 3,444,765
2,375,000 Kentwood Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2023-II - AGM
Insured
5 .000 05/01/49 2,502,449
2,395,000 Lake Superior State University Board of Trustees, Michigan,
General Revenue Bonds, Series 2018 - AGM Insured
5 .000 01/15/38 2,471,378
4,000,000 Lake Superior State University Board of Trustees, Michigan,
General Revenue Bonds, Series 2018 - AGM Insured
5 .000 01/15/43 4,083,631
10,900,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/44 11,351,480
3,000,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/48 3,103,984
11,835,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2021A
5 .000 07/01/51 12,366,078
1,325,000 Lansing School District, Ingham County, Michigan, General
Obligation Bonds, School Building and Site Series 2019II
5 .000 05/01/40 1,384,409
2,085,000 Lansing School District, Ingham County, Michigan, General
Obligation Bonds, Series 2016I
5 .000 05/01/38 2,123,351
2,200,000 Lansing School District, Ingham County, Michigan, General
Obligation Bonds, Series 2016I
5 .000 05/01/41 2,236,966
2,200,000 Lansing Township Downtown Development Authority, Ingham
County, Michigan, Tax Increment Bonds, Series 2013A
5 .950 02/01/42 2,186,317
500,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/33 510,650
1,500,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center Project,
Senior Lien Series 2018
5 .000 11/01/43 1,538,602
17,500,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020
4 .000 11/01/50 15,982,920
10,005,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020
4 .000 11/01/55 8,978,658
3,500,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Kalamazoo College Project,
Refunding Series 2018
5 .000 12/01/43 3,546,153

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 2,730,000 (e) Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2015, (Pre-refunded 5/15/25)
5 .000% 11/15/45 $ 2,746,181
3,330,000 (e) Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2015, (Pre-refunded 5/15/25)
5 .000 11/15/45 3,349,738
4,665,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Detroit Water & Sewerage Department Sewage
Disposal System Local Project, Second Lien Series 2015C
5 .000 07/01/34 4,691,158
1,070,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Detroit Water & Sewerage Department Sewage
Disposal System Local Project, Second Lien Series 2015C
5 .000 07/01/35 1,075,737
175,000 (e) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI, (Pre-refunded
6/01/26)
5 .000 12/01/45 180,070
5,340,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI
5 .000 12/01/45 5,361,845
9,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI-2
4 .000 03/01/51 8,207,871
10,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2017A-MI
4 .000 12/01/36 10,021,372
1,900,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2017MI
5 .000 12/01/30 1,977,477
2,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2019A-MI
4 .000 12/01/49 1,837,375
11,730,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000 06/01/40 12,095,536
1,270,000 Michigan Hospital Finance Authority, Revenue Bonds, Ascension
Health Senior Credit Group, Refunding & Project Series 2010F-6
4 .000 11/15/47 1,176,390
9,060,000 (e) Michigan Hospital Finance Authority, Revenue Bonds, Ascension
Health Senior Credit Group, Refunding & Project Series 2010F-6,
(Pre-refunded 11/15/26)
4 .000 11/15/47 9,198,451
180,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2007
6 .500 12/01/37 180,080
2,085,000 (e) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I, (Pre-refunded 10/15/25)
5 .000 04/15/31 2,115,621
14,915,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I
5 .000 04/15/31 15,103,027
5,615,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2015-I
5 .000 04/15/38 5,667,545
8,300,000 Michigan State University, General Revenue Bonds, Refunding
Series 2019C
4 .000 02/15/44 8,134,925
3,000,000 Michigan State University, General Revenue Bonds, Taxable
Series 2019A
5 .000 02/15/48 3,086,074
1,950,000 Michigan State, Comprehensive Transportation Revenue Bonds,
Refunding Series 2015
5 .000 11/15/29 1,953,704
1,350,000 Muskegon County, Michigan, General Obligation Wastewater
Bonds, Management System 1, Refunding Series 2015
5 .000 11/01/33 1,368,969
1,730,000 Muskegon County, Michigan, General Obligation Wastewater
Bonds, Management System 1, Refunding Series 2015
5 .000 11/01/36 1,752,901
400,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5 .000 12/01/33 423,217
650,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5 .000 12/01/35 687,144
665,000 Novi Community School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2022-II
4 .000 05/01/47 636,244
3,805,000 Rockford Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2023II
5 .000 05/01/44 4,047,807
1,510,000 Royal Oak, Oakland County, Michigan, General Obligation
Bonds, Taxable Limited Tax Series 2018
5 .000 04/01/43 1,568,975
810,000 Saginaw Valley State University, Michigan, General Revenue
Bonds, Refunding Series 2016A
5 .000 07/01/35 826,617
5,240,000 Troy School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2023
5 .000 05/01/52 5,504,010

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 1,065,000 (e) University of Michigan, Michigan, General Revenue Bonds, Series
2017A, (Pre-refunded 4/01/27)
5 .000% 04/01/36 $ 1,116,633
2,000,000 (e) University of Michigan, Michigan, General Revenue Bonds, Series
2017A, (Pre-refunded 4/01/27)
5 .000 04/01/42 2,096,964
5,000,000 (e) University of Michigan, Michigan, General Revenue Bonds, Series
2017A, (Pre-refunded 4/01/27)
5 .000 04/01/47 5,242,410
7,200,000 (b),(e) University of Michigan, Michigan, General Revenue Bonds, Series
2017A, (Pre-refunded 4/01/27), (UB)
5 .000 04/01/47 7,549,071
1,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Senior Series 2017A
5 .000 12/01/42 1,024,047
2,200,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2015D
5 .000 12/01/45 2,208,896
5,000,000 Wayne State University, Michigan, General Revenue Bonds,
Series 2018A
5 .000 11/15/43 5,148,928
2,590,000 West Bloomfield School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2017 -
AGM Insured
5 .000 05/01/36 2,682,762
1,500,000 Western Michigan University, General Revenue Bonds, Refunding
Series 2015A
5 .000 11/15/40 1,506,410
850,000 Western Michigan University, General Revenue Bonds, Refunding
Series 2015A
5 .000 11/15/45 852,858
3,335,000 Western Michigan University, General Revenue Bonds, Refunding
Series 2019A
5 .000 11/15/44 3,456,482
175,000 Williamston Community School District, Michigan, Unlimited Tax
General Obligation QSBLF Bonds, Series 1996 - NPFG Insured
5 .500 05/01/25 176,113
2,700,000 Wyandotte, Michigan, Electric Revenue Bonds, Refunding Series
2015A - BAM Insured
5 .000 10/01/44 2,721,702
TOTAL MICHIGAN 347,292,174
MINNESOTA - 5.6% (3.4% of Total Investments)
285,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/36 269,378
875,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Spectrum High School Project, Series 2024
5 .000 07/01/59 856,943
3,565,000 Brooklyn Center, Minnesota, Charter School Lease Revenue
Bonds, Tesfa International dba Twin Lakes STEM Academy
Project, Series 2021A
5 .250 06/15/56 2,584,876
730,000 Brooklyn Center, Minnesota, Charter School Lease Revenue
Bonds, Tesfa International dba Twin Lakes STEM Academy
Project, Taxable Series 2021B
6 .000 06/15/31 674,260
350,000 Chatfield, Minnesota, Healthcare and Housing Facilities Revenue
Bonds, Chosen Valley Care Center Project, Refunding Series
2019
4 .000 09/01/39 296,559
1,700,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/36 1,651,708
4,005,000 City of Milaca, Minnesota Refunding Revenue Bonds, Grandview
Christian Home Project, Series 2016
5 .000 10/01/41 4,011,683
265,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
3 .500 08/01/25 264,088
1,000,000 (a) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5 .000 08/01/46 981,909
590,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .250 07/01/37 592,216
3,600,000 (a) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6 .125 06/15/61 3,618,772
2,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
4 .250 02/15/43 1,959,815
1,300,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/43 1,322,896

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 4,050,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000% 02/15/48 $ 4,086,352
6,650,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/53 6,669,133
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .250 02/15/53 3,034,586
7,240,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .250 02/15/58 7,318,689
3,600,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022B
5 .250 06/15/47 3,838,739
1,980,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
5 .000 02/01/42 2,115,178
1,125,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
4 .125 02/01/52 1,090,630
535,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4 .000 06/01/41 440,136
9,840,000 Independent School District 621, Mounds View, Minnesota,
General Obligation Bonds, School Building Series 2018A
4 .000 02/01/41 9,853,000
2,800,000 Itasca County Independent School District 318, Minnesota,
General Obligation Bonds, Series 2018A
4 .000 02/01/37 2,832,486
1,000,000 Maple River Independent School District 2135, Minnesota,
General Obligation Bonds, School Building Series 2020A
4 .000 02/01/50 942,440
405,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5 .500 06/01/57 378,935
2,250,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2021
4 .000 11/15/40 2,216,266
2,530,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
4 .000 11/15/48 2,216,318
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5 .000 01/01/33 1,073,197
2,245,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5 .000 01/01/44 2,331,219
3,500,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien
Series 2019A
5 .000 01/01/49 3,598,553
1,630,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/37 1,675,110
7,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/46 7,112,842
2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
4 .125 01/01/47 1,961,969
2,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
4 .250 01/01/52 1,966,001
12,345,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022A
5 .000 01/01/52 12,813,336
7,335,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Series 2024A
5 .000 01/01/52 7,679,570
5,000,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2024A
5 .250 01/01/54 5,328,590

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 610,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4 .125% 10/01/42 $ 602,839
1,000,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
4 .125 10/01/42 988,260
2,140,000 Minnesota Higher Education Facilities Authority, Revenue Bonds,
University of Saint Thomas, Series 2022B
5 .000 10/01/47 2,225,953
1,000,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2020D
4 .000 08/01/42 974,856
3,165,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021C
4 .000 08/01/43 3,044,726
3,805,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022C
5 .000 08/01/41 4,088,878
2,000,000 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding
Series 2017A
5 .000 12/01/42 2,046,201
10,000,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2022
5 .000 11/15/57 10,471,987
10,325,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019
5 .000 05/01/48 10,511,485
6,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019
4 .000 05/01/49 5,608,791
4,825,000 (a) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/53 4,922,454
2,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/55 1,944,967
2,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .750 09/01/46 2,020,582
530,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
3 .875 12/01/30 465,003
4,170,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical Academy,
Series 2016A
4 .125 09/01/47 3,694,903
1,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
5 .000 07/01/29 1,005,540
4,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
5 .000 07/01/31 4,020,880
3,420,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
5 .000 07/01/33 3,436,433
595,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/35 580,798
1,470,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
4 .000 11/15/43 1,312,040
3,315,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/47 3,331,060
800,000 Saint Paul Port Authority, Minnesota, District Energy Revenue
Bonds, Series 2023-3
4 .750 10/01/43 812,254
180,000 Saint Paul, Minnesota, Housing and Redevelopment Authority,
Minnesota Charter School Lease Revenue Bonds, Series 2022A
6 .500 06/01/29 180,034
1,070,000 Saint Paul, Minnesota, Housing and Redevelopment Authority,
Minnesota Charter School Lease Revenue Bonds, Series 2022A
6 .375 06/01/42 1,084,230
3,055,000 Saint Paul, Minnesota, Housing and Redevelopment Authority,
Minnesota Charter School Lease Revenue Bonds, Series 2022A
6 .500 06/01/57 3,100,804
850,000 Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country
Manor Campus LLC Project, Refunding Series 2017
5 .000 09/01/42 805,213

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 4,270,000 St. Paul Housing and Redevelopment Authority, Minnesota,
Charter School Revenue Bonds, Higher Ground Academy
Charter School, Series 2018
5 .000% 12/01/43 $ 4,278,543
3,595,000 (e) St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5 .000 11/15/40 3,652,623
5,315,000 (e) St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5 .000 11/15/44 5,400,193
300,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5 .000 08/01/32 303,701
150,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5 .000 08/01/33 151,764
250,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5 .000 08/01/35 252,723
600,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
4 .000 08/01/39 573,858
2,000,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone
Senior Living Community, Refunding Series 2019
5 .000 08/01/49 2,003,412
3,000,000 Western Minnesota Municipal Power Agency, Minnesota, Power
Supply Revenue Bonds, Series 2018A
5 .000 01/01/49 3,071,710
730,000 Winona Port Authority, Minnesota, Charter School Lease Revenue
Bonds, Bluffview Montessori School Project, Refunding Series
2016
4 .750 06/01/46 625,663
TOTAL MINNESOTA 205,253,739
MISSISSIPPI - 0.1% (0.1% of Total Investments)
4,500,000 Medical Center Educational Building Corporation, Mississippi,
Revenue Bonds, University of Mississippi Medical Center New
Facilities & Refinancing Project, Series 2017A
4 .000 06/01/47 4,260,759
TOTAL MISSISSIPPI 4,260,759
MISSOURI - 5.6% (3.4% of Total Investments)
2,470,000 Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016
4 .000 08/01/33 2,013,083
4,590,000 Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016
5 .000 08/01/35 3,924,326
3,700,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
5 .000 10/01/47 3,621,603
2,000,000 Hazelwood School District, St. Louis County, Missouri, General
Obligation Bonds, Refunding and Improvement Series 2023A -
BAM Insured
5 .000 03/01/42 2,127,782
6,940,000 (b) Jackson County, Missouri, Special Obligation Bonds, Series
2023A, (UB)
5 .250 12/01/47 7,414,833
8,150,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/27 7,537,091
5,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/31 3,949,695
2,475,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4 .000 01/01/38 2,493,216
4,470,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4 .000 01/01/42 4,371,742
1,475,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2021A
5 .000 04/01/40 1,559,213
1,750,000 Kansas City, Missouri, Water Revenue Bonds, Series 2023A 4 .000 12/01/47 1,682,921
2,700,000 Maryland Heights, Missouri, Tax Increment and Special District
Revenue Bonds, Westport Plaza Redevelopment Area, Series
2020
4 .125 11/01/38 2,591,543
2,450,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .250 05/01/52 2,621,385
2,695,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2019B
5 .000 05/01/44 2,815,693

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 2,160,000 Missouri Development Finance Board, Infrastructure Facilities
Revenue Bonds, City of  Independence Annual Appropriation
Electric System, Refunding Series 2022 - AGM Insured
5 .000% 06/01/34 $ 2,372,359
3,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 2,694,059
1,350,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series
2016
5 .000 11/15/35 1,375,059
1,400,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Kansas City University of Medicine and
Biosciences, Series 2017A
5 .000 06/01/42 1,423,808
1,830,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021A
4 .000 07/01/40 1,837,479
1,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Variable Rate
Demand Obligation Series 2013C, (Mandatory Put 1/01/46)
4 .000 01/01/50 1,428,582
14,000,000 (b) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Variable Rate
Demand Obligation Series 2017D, (Mandatory Put 1/01/48), (UB)
4 .000 01/01/58 13,158,592
4,165,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Fixed Series 2019A
4 .000 11/15/44 4,020,425
4,220,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Fixed Series 2019A
4 .000 11/15/49 3,904,718
17,300,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/48 17,300,308
5,110,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2015A
5 .000 11/15/39 5,137,660
1,400,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
5 .000 11/15/45 1,399,994
1,050,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
4 .000 11/15/36 1,052,531
2,980,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
4 .000 11/15/37 2,980,941
2,620,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/42 2,663,665
2,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/47 2,524,294
28,565,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020
4 .000 06/01/53 25,775,813
1,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/44 1,451,063
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/49 1,883,894
8,725,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/54 7,912,013
3,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
4 .000 06/01/52 2,757,844
10,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2017A
4 .000 05/15/42 9,623,553
1,150,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 1,150,217
700,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/34 705,125
1,950,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019A
5 .000 02/01/42 1,980,846
1,500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
5 .000 02/01/42 1,544,578
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4 .000 02/01/48 882,966
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .250 02/01/54 1,033,294

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 7,085,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Pairie State Power Project, Refunding
Series 2016A
5 .000% 12/01/34 $ 7,233,703
5,000,000 Saint Charles County Francis Howell School District, Missouri,
General Obligation Bonds, Series 2022
5 .000 03/01/41 5,312,197
2,000,000 Saint Charles County Francis Howell School District, Missouri,
General Obligation Bonds, Series 2022
5 .000 03/01/42 2,119,556
1,675,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Refudning Series 2016C
4 .000 12/01/31 1,685,296
2,535,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Refudning Series 2016C
5 .000 12/01/32 2,561,289
3,500,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/41 3,433,422
220,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A
5 .875 09/01/43 219,372
7,250,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2018A
5 .250 09/01/53 7,175,552
2,300,000 (a) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 2,302,902
545,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
3 .875 11/15/29 512,675
TOTAL MISSOURI 203,255,770
MONTANA - 0.5% (0.3% of Total Investments)
2,975,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5 .250 05/15/47 2,658,852
4,965,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/48 4,995,465
3,310,000 Montana Facility Finance Authority, Montana, Health Facilities
Reveue Bonds, Bozeman Deaconess Health Services Obligated
Group, Series 2018
5 .000 06/01/48 3,334,109
1,825,000 Montana Facility Finance Authority, Revenue Bonds, Billings
Clinic Obligated Group, Series 2018A
5 .000 08/15/48 1,845,221
6,130,000 Montana State Board of Regents of Higher Education, General
Revenue Bonds, Series 2022 - AGM Insured
5 .250 11/15/52 6,538,183
TOTAL MONTANA 19,371,830
NEBRASKA - 1.2% (0.7% of Total Investments)
14,165,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5 .000 09/01/42 15,381,211
3,500,000 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015
5 .000 11/01/45 3,513,663
1,900,000 Douglas County School District 54, Ralston, Nebraska, General
Obligation Bonds, Series 2023
5 .000 12/15/48 1,997,294
2,150,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A
5 .000 07/01/29 2,202,164
2,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project,
Refunding Series 2017A
5 .000 07/01/30 2,047,580
1,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/32 1,000,521
820,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/33 820,252
2,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/34 2,000,204

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA (continued)
$ 5,110,000 Municipal Energy Agency of Nebraska, Power Supply System
Revenue Bonds, Refunding Series 2016A
5 .000% 04/01/38 $ 5,274,735
8,500,000 (b) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .800 09/01/54 8,531,719
TOTAL NEBRASKA 42,769,343
NEVADA - 1.2% (0.7% of Total Investments)
6,480,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5 .000 09/01/47 6,532,491
7,525,000 Clark County, Nevada, General Obligation Bonds, Stadium
Improvement, Limited Tax Additionally Secured by Pledged
Revenues, Series 2018A
5 .000 05/01/48 7,730,154
365,000 (a) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5 .000 12/15/38 365,868
2,170,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/26 2,162,416
1,445,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/27 1,438,125
2,500,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/29 2,456,195
2,745,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/30 2,671,643
18,000,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
5 .000 07/01/43 18,579,164
TOTAL NEVADA 41,936,056
NEW HAMPSHIRE - 0.2% (0.1% of Total Investments)
1,500,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2017
5 .000 10/01/47 1,515,234
1,115,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2018A
5 .000 08/01/36 1,149,452
2,935,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2018A
5 .000 08/01/37 3,017,309
TOTAL NEW HAMPSHIRE 5,681,995
NEW JERSEY - 7.5% (4.6% of Total Investments)
10,600,000 New Jersey Economic Development Authority, Revenue Bonds,
New Jersey Transit Corporation Projects Sublease, Refunding
Series 2017B
5 .000 11/01/25 10,764,446
6,000,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Montclair Properties LLC, Montclair State
University Student Housing Project, Refunding Series 2017 -
AGM Insured
5 .000 06/01/42 6,089,251
20,890,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500 06/15/30 21,958,691
2,515,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE
5 .000 06/15/43 2,597,294
370,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, (Pre-refunded 12/15/28)
5 .000 06/15/43 400,060
2,415,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
4 .000 06/15/50 2,293,873
2,500,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Hackensack Meridian Health Obligated Group, Refunding
Series 2017A
5 .000 07/01/37 2,572,357
26,320,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding Series
2016A
5 .000 07/01/43 26,642,431
12,775,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4 .000 07/01/51 12,185,090
3,050,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/28 3,124,750

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 7,795,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
5 .000% 06/15/29 $ 7,977,984
5,450,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4 .000 06/15/46 5,281,625
4,390,000 (e) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5 .500 06/15/50 5,214,029
4,000,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
5 .000 06/15/40 4,390,119
4,890,000 (b) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5 .250 06/15/50 5,263,820
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/26 4,713,145
16,495,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/33 11,870,971
1,815,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C
0 .000 12/15/26 1,714,334
10,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - FGIC Insured
0 .000 12/15/30 8,160,902
38,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/33 27,586,617
45,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/35 29,535,349
10,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/36 6,274,560
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5 .000 12/15/32 5,420,369
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
4 .000 06/15/44 4,868,116
9,615,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
4 .000 06/15/50 9,204,203
12,370,000 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series
2005D-1 - AGM Insured
5 .250 01/01/26 12,661,864
1,160,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B 4 .000 01/01/34 1,181,222
1,500,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2017G
4 .000 01/01/33 1,532,477
5,500,000 (b) New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series
2022B, (UB)
5 .000 01/01/46 5,909,034
3,000,000 Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue
Bonds, Series 2005A - NPFG Insured
0 .000 09/01/25 2,946,310
5,000,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A
5 .250 11/01/52 5,298,472
10,355,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 10,452,617
4,710,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .250 06/01/46 4,797,338
2,280,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 2,287,496
TOTAL NEW JERSEY 273,171,216
NEW MEXICO - 0.1% (0.1% of Total Investments)
3,955,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A
4 .000 08/01/48 3,678,547
1,000,000 University of New Mexico, Revenue Bonds, System Improvement
Series 2023 - AGM Insured
5 .500 06/01/53 1,091,582
TOTAL NEW MEXICO 4,770,129
NEW YORK - 12.0% (7.3% of Total Investments)
7,000,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project,
Series 2009
0 .000 07/15/45 2,680,199
900,000 (e) Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2015A, (Pre-refunded 7/01/25)
5 .000 07/01/50 908,003
11,930,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2015A
5 .000 07/01/50 11,932,820

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000% 12/01/33 $ 987,116
10,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
4 .000 03/15/39 10,105,045
3,980,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
5 .000 03/15/46 4,209,517
15,355,000 (b) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A, (UB)
5 .000 03/15/46 16,240,486
4,115,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
4 .000 03/15/49 3,898,654
14,800,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019A.
Bidding Group 1,2,3,4
4 .000 03/15/48 14,134,719
37,175,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019D
4 .000 02/15/47 35,545,780
10,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018E Group 2
5 .000 03/15/40 10,421,811
15,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024B
5 .000 03/15/51 15,940,663
1,645,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2022A
5 .250 12/01/52 1,701,647
10,000,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 11,496,601
5,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5 .000 09/01/37 5,271,402
15,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Green Series 2024B-1
5 .000 11/15/49 16,038,709
8,620,000 (b) Monroe County Industrial Development Corporation, New York,
Revenue Bonds,  University of Rochester Project, Series 2023A,
(UB)
5 .000 07/01/53 9,151,002
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series EE
4 .000 06/15/42 4,990,154
5,500,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series GG-1
4 .000 06/15/50 5,242,477
6,140,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series BB-1
5 .250 06/15/54 6,625,449
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1
5 .000 08/01/40 5,225,275
7,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1
4 .000 05/01/46 6,773,939
10,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries E-1
4 .000 02/01/42 9,952,488
13,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
5 .000 02/01/47 13,689,676
11,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
5 .000 02/01/51 12,023,463
2,060,000 New York City, New York, General Obligation Bonds, Fiscal 2017
Series B-1
5 .000 12/01/41 2,107,587
10,370,000 New York City, New York, General Obligation Bonds, Fiscal 2020
Series A-1
4 .000 08/01/42 10,383,221
3,500,000 New York City, New York, General Obligation Bonds, Fiscal 2020
SeriesD-1
4 .000 03/01/50 3,328,814
12,000,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series F-1
4 .000 03/01/47 11,574,181
12,000,000 New York City, New York, General Obligation Bonds, Fiscal 2022
Series A-1
5 .000 08/01/47 12,589,992
5,365,000 (b) New York City, New York, General Obligation Bonds, Fiscal 2024
Series A, (UB)
5 .000 08/01/51 5,660,732
5,000 New York City, New York, General Obligation Bonds, Fiscal Series
1996J
5 .500 02/15/26 5,011

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,000 New York City, New York, General Obligation Bonds, Fiscal Series
1997H
6 .125% 08/01/25 $ 5,016
23,920,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 23,936,725
1,590,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, Secured by Port Authority Consolidated Bonds,
Refunding Series 1WTC-2021 - BAM Insured
4 .000 02/15/43 1,541,795
5,900,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
4 .000 03/15/50 5,644,931
4,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Transportation Series 2021A-1
4 .000 03/15/44 3,898,746
10,000,000 (b) New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Green Series
2023A, (UB)
5 .000 03/15/63 10,462,761
25,035,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2022A
5 .000 03/15/45 26,721,595
5,500,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2022A
5 .000 03/15/46 5,854,784
7,500,000 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Series 2019A
5 .000 03/15/40 7,951,756
5,000,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Series 2015A
5 .000 11/15/50 5,015,391
10,725,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Subordinate Lien Series
2013A
0 .000 11/15/31 8,394,670
1,105,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Refunding Subordinate Lien Series
2013A
0 .000 11/15/32 828,798
1,300,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A
5 .000 11/15/54 1,348,548
3,265,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A
5 .000 05/15/44 3,501,287
9,695,000 (b) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2022 A, (UB)
5 .000 05/15/57 10,152,193
4,360,000 Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A
5 .000 12/01/46 4,674,888
6,500,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2022A
5 .000 05/15/47 6,926,111
12,000,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2022A
5 .250 05/15/52 12,847,336
10,000,000 (b) Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2024A-1, (UB)
5 .250 05/15/59 10,744,270
5,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/45 4,684,313
820,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023 - AGM Insured
5 .750 11/01/48 907,923
TOTAL NEW YORK 436,880,470
NORTH CAROLINA - 3.3% (2.0% of Total Investments)
1,000,000 Catawba County, North Carolina, General Obligation Bonds,
Limited Obligation Series 2014A
5 .000 06/01/30 1,001,056
730,000 Catawba County, North Carolina, General Obligation Bonds,
Limited Obligation Series 2014A
5 .000 06/01/31 730,750
1,365,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A
5 .000 07/01/42 1,398,596
5,390,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A
5 .000 07/01/47 5,492,762
5,000,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2023A
5 .000 07/01/48 5,340,368

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 2,325,000 Charlotte, North Carolina, Water and Sewer System Revenue
Bonds, Refunding Series 2015
5 .000% 07/01/40 $ 2,335,936
4,000,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Refunding Series 2018A
5 .000 01/15/36 4,221,565
2,000,000 (e) Greensboro, North Carolina, Limited Obligation Bonds, Coliseum
Complex Project, Series 2018A, (Pre-refunded 4/01/28)
5 .000 04/01/42 2,135,813
500,000 Henderson County, North Carolina, Limited Obligation Bonds,
Series 2015
5 .000 10/01/31 505,666
6,140,000 (e) New Hanover County, North Carolina, Hospital Revenue Bonds,
New Hanover Regional Medical Center, Series 2017, (Pre-
refunded 10/01/27)
5 .000 10/01/47 6,471,485
1,800,000 North Carolina Agricultural & Technical State University, General
Revenue Bonds, Refunding Series 2015A
5 .000 10/01/40 1,814,703
2,500,000 North Carolina Agricultural & Technical State University, General
Revenue Bonds, Series 2023
5 .000 10/01/52 2,622,030
3,900,000 North Carolina Capital Facilities Finance Agency, Revenue Bonds,
Duke University Project, Refunding Series 2016B
5 .000 07/01/42 4,009,527
1,605,000 (e) North Carolina Capital Facilities Finance Agency, Revenue Bonds,
Duke University Project, Series 2015 A, (Pre-refunded 10/01/25)
5 .000 10/01/55 1,628,336
9,485,000 (b),(e) North Carolina Capital Facilities Finance Agency, Revenue Bonds,
Duke University Project, Series 2015 A, (Pre-refunded 10/01/25),
(UB)
5 .000 10/01/55 9,622,906
5,000,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Refunding Series
2016
4 .000 01/01/37 5,025,400
2,500,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Series 2018
5 .000 01/01/48 2,561,484
700,000 North Carolina Medical Care Commission,  Retirement Facilities
First Mortgage Revenue Bonds, Southminster Project, Refunding
Series 2016
5 .000 10/01/31 706,281
2,720,000 North Carolina Medical Care Commission,  Retirement Facilities
First Mortgage Revenue Bonds, Southminster Project, Refunding
Series 2016
5 .000 10/01/37 2,731,858
3,000,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Wake Forest Baptist Obligated Group, Series
2012A
5 .000 12/01/45 3,005,216
1,545,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5 .000 01/01/28 1,569,279
1,500,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5 .000 01/01/32 1,520,204
835,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/28 726,124
800,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/30 632,245
850,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/31 638,430
2,400,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/33 1,627,768
3,160,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/36 1,830,050
3,100,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/37 1,702,905
1,900,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/40 894,920
400,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A
5 .000 07/01/47 402,803
2,200,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017 - AGM
Insured
5 .000 01/01/39 2,251,379
1,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Series 2018
5 .000 01/01/40 1,034,340
150,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/31 122,361

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 4,375,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000% 01/01/33 $ 3,287,157
2,300,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/34 1,655,098
2,380,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/35 1,637,506
7,575,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/37 4,743,419
1,470,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/38 872,318
10,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 10,230,304
3,040,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2015
5 .000 06/01/33 3,052,009
2,500,000 Raleigh, North Carolina, Combined Enterprise System Revenue
Bonds, Refunding Series 2016A
4 .000 03/01/46 2,453,709
1,250,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017
4 .000 09/01/35 1,251,602
1,265,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017
4 .000 09/01/36 1,265,858
1,000,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017
4 .000 09/01/37 993,712
800,000 (e) University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2015, (Pre-refunded 4/01/25)
5 .000 04/01/45 802,749
4,735,000 University of North Carolina, Charlotte, General Revenue Bonds,
Series 2017
5 .000 10/01/42 4,858,826
4,765,000 University of North Carolina, Greensboro, General Revenue
Bonds, Series 2018
5 .000 04/01/43 4,895,196
1,250,000 Western Carolina University, North Carolina, General Revenue
Bonds, Refunding Series 2015A
5 .000 10/01/45 1,260,455
TOTAL NORTH CAROLINA 121,574,464
NORTH DAKOTA - 1.3% (0.8% of Total Investments)
1,000,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2017A
5 .000 12/01/37 1,011,333
8,525,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2017A
5 .000 12/01/42 8,587,233
7,070,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2017A
4 .000 12/01/47 6,140,431
1,800,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2021
4 .000 12/01/51 1,587,257
645,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2023A - AGM
Insured
5 .000 12/01/53 658,563
900,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group,
Series 2017
5 .000 12/01/36 887,305
13,000,000 (b) North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D, (UB)
4 .650 07/01/49 13,115,262
2,700,000 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A - AGM Insured
4 .000 06/01/51 2,487,969
11,065,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5 .000 06/01/43 11,155,351
1,008,146 (c) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
7 .750 09/01/38 151,222
TOTAL NORTH DAKOTA 45,781,926

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO - 3.5% (2.2% of Total Investments)
$ 3,020,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System,
Refunding & Improvement Series 2016
5 .250% 11/15/41 $ 3,062,311
8,255,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System,
Refunding & Improvement Series 2016
5 .250 11/15/46 8,332,278
10,940,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy
Health, Refunding & Improvement Series 2015A
5 .000 11/01/43 10,939,542
8,655,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy
Health, Series 2017A
4 .000 08/01/38 8,665,067
10,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 1,061,582
1,095,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4 .000 06/01/48 979,881
11,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5 .000 06/01/55 10,359,973
5,000,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4 .000 01/01/43 4,878,513
2,750,000 (g) Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025B
5 .000 01/01/45 2,942,618
2,335,000 (g) Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025B
5 .250 01/01/50 2,529,348
5,165,000 Cuyahoga Community College District, Ohio, General Obligation
Bonds, Facilities Construction & Improvement Series 2018
4 .000 12/01/38 5,171,922
5,975,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .000 06/15/43 5,266,630
1,500,000 Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities Project, Series 2017A
5 .000 01/01/47 1,482,225
1,120,000 Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities Project, Series 2017A
5 .000 01/01/52 1,084,540
3,425,000 Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities, Refunding & Improvement Series 2016
5 .000 01/01/46 3,355,238
6,000,000 Hamilton County, Ohio, Healthcare Revenue Bonds, Life
Enriching Communities, Refunding & Improvement Series 2016
5 .000 01/01/51 5,780,385
3,000,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A
5 .000 08/15/42 3,043,570
5,000,000 Miami County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
Improvement Series 2019
5 .000 08/01/49 5,046,775
6,000,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5 .250 12/01/31 6,632,560
3,000,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
University of Dayton, Series 2018A
5 .000 12/01/48 3,057,219
1,755,000 (b) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .550 09/01/49 1,757,037
3,195,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A
5 .000 01/15/50 3,249,516
7,065,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Series 2021A
4 .000 01/15/46 6,670,179
7,550,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-3
5 .800 02/15/36 8,578,310
2,400,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Green Series 2023B
5 .000 12/01/43 2,616,392
4,250,000 Pickerington Local School District, Fairfield and Franklin
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement, Series 2023
5 .250 12/01/59 4,521,616

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 4,190,000 Springboro Community City School District, Warren County,
Ohio, General Obligation Bonds, Refunding Series 2007 - AGM
Insured
5 .250% 12/01/26 $ 4,355,496
3,670,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 3,669,731
TOTAL OHIO 129,090,454
OKLAHOMA - 0.6% (0.4% of Total Investments)
3,135,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 3,198,578
6,340,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 6,457,888
9,040,000 (b) Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2024B,
(UB)
4 .600 09/01/44 9,137,088
3,080,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .250 01/01/47 3,384,585
1,125,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .250 11/15/37 1,141,470
TOTAL OKLAHOMA 23,319,609
OREGON - 3.1% (1.9% of Total Investments)
1,035,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/49 1,082,424
760,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/38 789,271
1,000,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/39 1,036,665
1,725,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/40 1,785,463
1,185,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .375 11/15/55 1,185,351
4,170,000 Eugene, Oregon, Electric Utility Revenue Bonds, Series 2020A 4 .000 08/01/45 4,066,885
2,250,000 Eugene, Oregon, Water Utility System Revenue Bonds, Series
2023
5 .000 08/01/52 2,381,160
2,820,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2016A
5 .000 06/01/46 2,831,497
7,895,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2022A
5 .000 06/01/52 8,193,397
6,275,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5 .000 10/01/35 6,347,255
140,000 (e) Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A, (Pre-refunded 10/01/26)
5 .000 10/01/46 144,706
2,120,000 Oregon Facilities Authority, Revenue Bonds, Samaritan Health
Services, Refunding Series 2016A
5 .000 10/01/46 2,088,902
23,400,000 Oregon Health and Science University, Revenue Bonds, Green
Series 2021A
4 .000 07/01/51 22,283,911
4,100,000 Port of Portland, Oregon, Portland International Airport, Revenue
Bonds, Series 2019 25A
5 .000 07/01/49 4,227,081
3,250,000 (g) Portland, Oregon, Sewer System Revenue Bonds, Second Lien
Refunding Series 2025A, (UB)
5 .000 10/01/49 3,504,380
2,500,000 (g) Portland, Oregon, Sewer System Revenue Bonds, Second Lien
Refunding Series 2025A, (UB)
5 .000 10/01/54 2,669,529
4,000,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
4 .000 05/15/41 3,801,134
13,220,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Refunding Series 2016A
5 .000 05/15/46 13,313,260
8,005,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem
Health Projects, Series 2019A
5 .000 05/15/44 8,212,997
10,805,000 Tualatin Valley Water District, Oregon, Water Revenue Bonds,
Series 2023
5 .000 06/01/48 11,557,841
10,000,000 University of Oregon, General Revenue Bonds, Series 2020A 5 .000 04/01/50 10,360,373
TOTAL OREGON 111,863,482

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA - 6.0% (3.7% of Total Investments)
$ 1,670,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B
4 .000% 06/01/45 $ 1,629,718
2,000,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B
4 .000 06/01/50 1,912,495
3,155,000 Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998 -
AGM Insured
0 .000 05/15/26 3,026,366
4,145,000 Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998 -
AGM Insured
0 .000 11/15/26 3,912,022
2,800,000 Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998 -
AGM Insured
0 .000 05/15/28 2,509,299
3,000,000 Bethlehem Authority, Northampton and Lehigh Counties,
Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998 -
AGM Insured
0 .000 11/15/28 2,641,991
1,200,000 Centre County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Mount Nittany Medical Center Project, Series
2018A
5 .000 11/15/42 1,225,997
895,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5 .000 06/01/34 939,129
3,595,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/42 3,677,679
5,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/47 5,085,948
95,000 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 1997B - AMBAC Insured
5 .700 07/01/27 100,805
5,000,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/51 5,074,754
4,915,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A
5 .000 12/01/47 4,125,641
4,480,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/31 3,514,493
5,180,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/32 3,896,097
5,210,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/43 5,315,572
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019
4 .000 09/01/44 931,296
2,905,000 Neshaminy School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2022
4 .000 11/01/43 2,879,326
630,207 (c) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
2 .200 06/30/27 277,291
347,128 (c) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0 .900 06/30/27 62,483
2,525,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Revenue Bonds, Villanova University Project, Series
2024
5 .000 08/01/49 2,689,646
10,000,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1, (UB)
5 .000 11/01/51 10,492,036
5,910,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000 08/15/44 5,763,765
5,250,000 (b) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .650 10/01/51 5,166,500
16,000,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Lien Series 2021A
4 .000 12/01/51 15,223,333

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 16,805,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375% 12/01/38 $ 18,063,363
6,580,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2015B
5 .000 12/01/40 6,597,769
8,510,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2015B
5 .000 12/01/45 8,557,185
5,800,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2019A
5 .000 12/01/49 6,073,740
6,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2021B
5 .000 12/01/46 6,892,891
17,375,000 (b) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A, (UB)
5 .250 12/01/53 18,821,054
19,250,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6 .250 06/01/33 19,999,173
7,475,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A
4 .000 12/01/45 7,209,590
1,445,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/37 1,448,836
7,500,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2021A - BAM Insured
4 .000 09/01/46 7,207,937
3,410,000 (e) Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 1997A - AMBAC Insured, (ETM)
5 .125 08/01/27 3,585,212
12,500,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2024C
5 .250 09/01/54 13,508,416
8,135,000 Southcentral Pennsylvania General Authority, Revenue Bonds,
Wellspan Health Obligated Group, Series 2019A
4 .000 06/01/49 7,542,786
TOTAL PENNSYLVANIA 217,581,634
PUERTO RICO - 2.1% (1.3% of Total Investments)
3,996,324 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0
0 .000 08/01/54 813,238
625,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2005SS - SYNCORA GTY Insured
5 .000 07/01/25 624,951
5,281,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 5,293,985
6,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 1,451,638
23,031,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 22,632,174
24,161,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 24,167,705
1,370,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 1,373,452
5,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 4,961,299
5,951,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 5,904,938
8,291,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 8,174,110
TOTAL PUERTO RICO 75,397,490
RHODE ISLAND - 1.0% (0.6% of Total Investments)
3,000,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated Group
Issue Series 2024
5 .250 05/15/54 3,133,483
1,315,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated Group,
Refunding Series 2016
5 .000 05/15/39 1,323,215
174,390,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 30,662,401
TOTAL RHODE ISLAND 35,119,099

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA - 4.3% (2.6% of Total Investments)
$ 5,000,000 Charleston County Airport District, South Carolina, Airport
Revenue Bonds, Series 2024B
5 .250% 07/01/54 $ 5,395,075
25,200,000 Charleston County Airport District, South Carolina, Airport
Revenue Bonds, Series 2024B, (UB)
5 .250 07/01/54 27,191,178
1,290,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series 2016
5 .000 11/01/41 1,299,975
4,000,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series 2016
5 .000 11/01/46 4,016,452
26,955,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0 .000 01/01/31 21,384,146
15,420,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0 .000 01/01/32 11,694,526
4,000,000 Rock Hill, South Carolina, Combined Utility System Revenue
Bonds, Series 2024A
5 .000 01/01/54 4,201,291
1,370,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2019A
5 .000 04/01/54 1,379,109
1,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy Project
Series 2023A
7 .000 06/15/43 1,042,899
1,095,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy Project
Series 2023A
7 .125 06/15/53 1,139,943
12,000,000 South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A
4 .000 12/01/44 11,349,467
9,030,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/43 9,280,214
6,210,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
4 .000 11/01/48 5,804,308
5,195,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/48 5,303,218
16,760,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C
5 .000 12/01/46 16,763,059
6,800,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B
5 .000 12/01/46 6,863,084
10,000,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B
5 .000 12/01/56 10,058,336
5,000,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A
4 .000 12/01/52 4,578,916
8,686,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B
4 .000 12/01/39 8,581,556
TOTAL SOUTH CAROLINA 157,326,752
SOUTH DAKOTA - 1.2% (0.7% of Total Investments)
4,000,000 Clay County, South Dakota, General Obligation Bonds, Series
2023
5 .000 12/01/52 4,148,184
3,000,000 Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow
Rummel Village Project, Series 2017
5 .000 11/01/42 2,827,912
3,150,000 Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow
Rummel Village Project, Series 2017
5 .125 11/01/47 2,901,634
22,800,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
4 .000 09/01/50 21,101,177
2,500,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2014B
5 .000 11/01/44 2,501,289
9,325,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/45 9,368,197
TOTAL SOUTH DAKOTA 42,848,393

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 1.7% (1.0% of Total Investments)
$ 2,180,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
5 .000% 07/01/35 $ 2,260,108
5,000,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2016
5 .000 09/01/36 5,020,781
1,000,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2016
5 .000 09/01/47 959,569
445,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
5 .000 04/01/31 452,928
1,755,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc., Series
2017
5 .000 04/01/36 1,771,018
5,400,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .250 07/01/48 5,835,618
11,670,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .250 07/01/56 12,430,039
4,170,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Belmont University, Series 2023
5 .250 05/01/53 4,409,684
2,225,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Lipscomb University, Refunding & Improvement Series 2016A
5 .000 10/01/41 2,238,579
2,910,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Lipscomb University, Refunding & Improvement Series 2016A
5 .000 10/01/45 2,921,804
5,000,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/40 5,066,501
6,000,000 Metropolitan Government of Nashville-Davidson County Health
and Educational Facilities Board, Tennessee, Revenue Bonds,
Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/46 6,040,520
2,750,000 Metropolitan Knoxville Airport Authority, Tennessee, Airport
Revenue Bonds, Series 2024A
5 .250 06/01/54 2,950,305
390,000 (a) Shelby County Health, Educational, Housing, and Facility Board,
Tennessee, Student Housing Revenue Bonds, Madrone Memphis
Student Housing, I LLC - University of Memphis Project Series
2024A-1
5 .250 06/01/56 393,118
7,325,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Series 2023A-1, (Mandatory Put 5/01/28)
5 .000 05/01/53 7,578,693
TOTAL TENNESSEE 60,329,265
TEXAS - 11.1% (6.8% of Total Investments)
2,260,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding &
Improvement Series 2023
5 .000 11/15/48 2,407,430
14,615,000 (b) Austin, Texas, Electric Utility System Revenue Bonds, Refunding
Series 2015A, (UB)
5 .000 11/15/45 14,741,509
8,805,000 Bastrop Independent School District, Bastrop County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 02/15/53 9,252,706
1,000,000 Cedar Hill Independent School District, Dallas County, Texas,
General Obligation Bonds, Refunding Series 2002 - FGIC Insured
0 .000 08/15/32 757,210
7,750,000 (e) Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A, (Pre-refunded 7/01/25)
5 .000 01/01/45 7,818,589
1,925,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2013A
4 .350 12/01/42 1,819,972
1,000,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2013A
4 .400 12/01/47 911,300
10,000,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Refunding & Improvement Senior Lien Series 2021B
5 .000 12/01/47 10,424,545
5,000,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding and Improvement Series 2024
4 .000 11/01/45 4,876,298

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 19,000,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding and Improvement Series 2024
5 .250% 11/01/48 $ 20,601,341
6,125,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2021B
4 .000 11/01/45 5,973,466
9,000,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding Series 2021A
4 .000 11/01/46 8,729,237
3,700,000 El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, School Building Series 2017
5 .000 08/15/42 3,773,170
3,500,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C
4 .000 10/01/40 3,494,191
27,280,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C
4 .000 10/01/45 26,052,976
8,500,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C
4 .000 10/01/49 7,749,862
12,695,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Refunding First Tier Series 2020C - AGM Insured
4 .000 10/01/49 11,975,054
5,295,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Subordinate Lien Series 2018A. Tela Supported
5 .000 10/01/48 5,442,548
9,275,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Memorial Hermann Health
System, Series 2022A
4 .125 07/01/52 8,687,171
2,845,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Houston Methodist Hospital System,
Series 2015
4 .000 12/01/45 2,680,148
2,320,000 Harris County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Houston Methodist Hospital System,
Series 2015
5 .000 12/01/45 2,323,051
7,570,000 (b) Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A, (UB)
5 .250 08/15/54 8,162,317
5,000,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior
Lien Series 2018A
4 .000 08/15/48 4,683,968
4,040,000 (a),(b) Harris County, Texas, Toll Road Revenue Bonds, Tender Options
Bond Trust 2015-XF2184. Formerly Tender Options Bond Trust
3028 - AGM Insured, (IF)
9 .821 08/15/28 5,032,717
1,195,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/41 552,913
2,390,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/42 1,049,408
2,660,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/43 1,108,704
7,260,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/44 2,872,116
10,440,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/45 3,906,084
7,165,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/49 2,152,580
3,000,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/52 765,347
2,710,000 Houston, Texas, Airport System Revenue Bonds, Refunding &
Subordinate Lien Series 2018B
5 .000 07/01/48 2,774,937
5,000,000 Houston, Texas, Combined Utility System Revenue Bonds,
Combined First Lien Series 2024A
5 .250 11/15/54 5,402,513
10,850,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/25 10,642,502

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,715,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000% 09/01/32 $ 1,268,615
2,725,000 Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding Series
2015A
5 .000 08/15/40 2,744,076
4,000,000 Leander Independent School District, Williamson and Travis
Counties, Texas, General Obligation Bonds, Refunding Series
2015A
4 .000 08/15/41 3,923,061
8,305,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation Project,
Refunding Series 2015
5 .000 05/15/45 8,331,037
1,780,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .750 12/01/33 1,786,787
1,800,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
6 .125 12/01/38 1,806,715
9,750,000 Midland Independent School District, Midland County, Texas,
General Obligation Bonds, School Building Series 2024
4 .000 02/15/54 9,169,915
16,285,000 Midtown Redevelopment Authority, Texas, Tax Increment
Contract Revenue, Refunding Series 2017
5 .000 01/01/36 16,819,630
10,040,000 Midtown Redevelopment Authority, Texas, Tax Increment
Contract Revenue, Refunding Series 2017 - AGM Insured
5 .000 01/01/38 10,326,422
2,100,000 Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018
5 .000 09/15/43 2,105,200
1,815,000 Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018
5 .000 09/15/48 1,818,539
4,240,000 New Braunfels, Comal County, Texas, Utility System Revenue
Bonds, Refunding Series 2022
5 .000 07/01/47 4,441,578
3,900,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - College Station I LLC - Texas A&M University Project,
Series 2014A - AGM Insured
5 .000 04/01/46 3,899,995
1,880,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 2,268,228
7,990,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 9,680,310
2,125,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2008D - AGC Insured
0 .000 01/01/28 1,926,760
14,610,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2017A
5 .000 01/01/43 15,017,071
5,000,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier Series 2018
5 .000 01/01/48 5,083,032
10,500,000 (b) Port of Houston Authority, Harris County, Texas, Revenue Bonds,
First Lien Series 2023, (UB)
5 .000 10/01/53 10,998,946
2,250,000 Red River Education Finance Corporation, Texas, Higher
Education Revenue Bonds, Saint Edward's University Project,
Series 2016
4 .000 06/01/36 2,081,416
2,000,000 San Antonio, Texas, General Obligation Bonds, General
Improvement Series 2021
4 .000 08/01/41 1,995,272
6,690,000 Splendora Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2024
5 .000 02/15/49 7,088,344
7,975,000 Tarrant County College District, Texas, General Obligation Bonds,
Series 2022
5 .000 08/15/39 8,729,674
2,500,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Hospital Revenue Bonds, Methodist Hospital of Dallas,
Series 2022
4 .000 10/01/47 2,357,016
1,500,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Christus Health, Series 2022A
4 .000 07/01/53 1,401,198
2,500,000 Tarrant County Cultural Education Facilities Finance Corporation,
Texas, Revenue Bonds, Texas Health Resources System, Series
2016A
5 .000 02/15/41 2,538,112

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 10,500,000 (b) Texas Department of Housing and Community Affairs, Residential
Mortgage Revenue Bonds, Series 2024C, (UB)
5 .125% 01/01/54 $ 10,726,624
1,300,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635
Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/39 1,286,266
1,000,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
5 .000 08/01/57 1,011,911
4,000,000 Texas Turnpike Authority, Central Texas Turnpike System Revenue
Bonds, First Tier Series 2002A - AMBAC Insured
0 .000 08/15/25 3,931,194
5,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2019A
4 .000 10/15/49 4,725,212
10,500,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2021
4 .000 10/15/51 9,700,985
17,220,000 University of Houston, Texas, Consolidated Revenue Bonds,
Refunding Series 2022A
5 .000 02/15/52 18,000,398
7,000,000 West Harris County Regional Water Authority, Texas, Water
System Revenue Bonds, Series 2022 - AGM Insured
5 .000 12/15/57 7,276,560
TOTAL TEXAS 405,863,979
UTAH - 0.7% (0.4% of Total Investments)
1,045,000 (a) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment Area
1, Series 2024
5 .625 12/01/53 1,053,934
1,250,000 (a) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .750 06/15/44 1,287,293
6,000,000 (b) Millard School District, Utah, Lease Revenue Bonds, Local
Building Authority Series 2024 - BAM Insured, (UB)
5 .000 05/15/59 6,327,897
3,560,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2017B
5 .000 07/01/42 3,635,285
1,975,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2017B
5 .000 07/01/47 2,005,856
4,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport
Series 2018B
5 .000 07/01/48 4,093,296
1,000,000 Utah Charter School Finance Authority, Charter School Revenue
Bonds, Utah Charter Academies Project, Series 2018
5 .000 10/15/38 1,017,168
2,320,000 Utah Charter School Finance Authority, Charter School Revenue
Bonds, Utah Charter Academies Project, Series 2018
5 .000 10/15/43 2,341,994
2,040,000 Utah Charter School Finance Authority, Charter School Revenue
Bonds, Utah Charter Academies Project, Series 2018
5 .000 10/15/48 2,048,692
1,940,000 (b) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .700 01/01/54 1,943,317
TOTAL UTAH 25,754,732
VERMONT - 0.4% (0.2% of Total Investments)
1,000,000 University of Vermont and State Agricultural College, General
Obligation Bonds, Series 2015
4 .000 10/01/40 985,753
10,000,000 University of Vermont and State Agricultural College, General
Obligation Bonds, Series 2015
5 .000 10/01/45 10,073,851
2,730,000 Vermont Educational and Health Buildings Financing Agency,
Revenue Bonds, Middlebury College Project, Series 2023
5 .000 11/01/52 2,872,421
TOTAL VERMONT 13,932,025
VIRGIN ISLANDS - 0.1% (0.1% of Total Investments)
2,645,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 2,791,034
TOTAL VIRGIN ISLANDS 2,791,034
VIRGINIA - 0.6% (0.4% of Total Investments)
1,610,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
4 .000 07/01/40 1,598,204
430,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .875 07/15/40 439,903
4,000,000 (b) Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Series 2018A,
(UB)
4 .000 05/15/48 3,846,459

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 8,075,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2022A
4 .000% 07/01/52 $ 7,648,465
425,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 467,543
1,800,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7 .000 09/01/53 2,042,650
7,505,000 Virginia Resources Authority, Infrastructure and State Moral
Obligation Revenue Bonds, Pooled Loan Bond Program, State
Moral Series 2024A
4 .000 11/01/49 7,091,197
TOTAL VIRGINIA 23,134,421
WASHINGTON - 4.1% (2.5% of Total Investments)
7,000,000 Central Puget Sound Regional Transit Authority, Washington,
Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series
2016S-1
5 .000 11/01/41 7,164,439
12,235,000 Chelan County Public Utility District 1, Washington, Columbia
River-Rock Island Hydro-Electric System Revenue Refunding
Bonds, Series 1997A - NPFG Insured
0 .000 06/01/26 11,726,910
7,000,000 Douglas County Public Utility District 1, Washington, Revenue
Bonds, Wells Hydroelectric, Series 2022B
5 .000 09/01/47 7,374,065
5,000,000 Fircrest Properties, Washington, Lease Revenue Bonds,
Washington State Department of Social & Health Services Project
Series 2024
5 .500 06/01/49 5,500,491
4,200,000 King County Public Hospital District 1, Washington, Limited Tax
General Obligation Bonds, Valley Medical Center, Refunding
Series 2016
5 .000 12/01/36 4,293,409
7,500,000 King County Public Hospital District 1, Washington, Limited Tax
General Obligation Bonds, Valley Medical Center, Refunding
Series 2018
5 .000 12/01/43 7,643,690
10,630,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax 2020A
4 .000 12/01/45 9,746,483
10,535,000 Seattle, Washington, Drainage and Wastewater System Revenue
Bonds, Improvement Series 2023
5 .000 02/01/49 11,159,797
15,000,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2021A
4 .000 07/01/51 14,330,184
3,750,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2022
5 .000 07/01/52 3,940,040
10,000,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2023
5 .000 03/01/53 10,539,339
1,185,000 (b) Spokane County, Washington, Airport Revenue Bonds, Spokane
International Airport Series 2024A, (UB)
5 .000 01/01/41 1,283,196
1,245,000 (b) Spokane County, Washington, Airport Revenue Bonds, Spokane
International Airport Series 2024A, (UB)
5 .000 01/01/42 1,341,509
1,310,000 (b) Spokane County, Washington, Airport Revenue Bonds, Spokane
International Airport Series 2024A, (UB)
5 .000 01/01/43 1,405,335
7,645,000 (b) Spokane County, Washington, Airport Revenue Bonds, Spokane
International Airport Series 2024A, (UB)
5 .250 01/01/54 8,169,869
5,250,000 Tacoma, Washington, Sewer Revenue Bonds, Series 2018 4 .000 12/01/48 5,017,013
6,180,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 6,294,480
4,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/32 4,009,030
10,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
4 .250 10/01/40 9,719,636
3,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/41 3,006,049
5,160,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Children's Hospital, Series 2015A
4 .000 10/01/45 4,876,168
2,600,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Subordinate Series
2021B.  Exchange Purchase
3 .000 07/01/58 1,740,900

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 2,525,000 Washington State Higher Education Facilities Authority, Revenue
Bonds, Seattle University, Series 2020
4 .000% 05/01/45 $ 2,361,066
500,000 (a) Washington State Housing Finance Commission, Non-profit
Housing Revenue Bonds, Presbyterian Retirement Communities
Northwest Proejct, Refunding Series 2016A
5 .000 01/01/46 472,698
9,000,000 Washington State, Motor Vehicle Fuel Tax General Obligation
Bonds, Series 2003C - FGIC Insured
0 .000 06/01/28 8,114,056
TOTAL WASHINGTON 151,229,852
WEST VIRGINIA - 0.6% (0.3% of Total Investments)
12,690,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System Obligated Group, Improvement
Series 2017A
5 .000 06/01/47 12,819,998
2,065,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds,
Senior Lien Series 2021
5 .000 06/01/47 2,167,333
5,750,000 West Virginia State, General Obligation Bonds, State Road
Competitive Series 2018B
4 .000 06/01/42 5,600,468
TOTAL WEST VIRGINIA 20,587,799
WISCONSIN - 5.1% (3.1% of Total Investments)
43,035 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 1,355
42,429 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 1,236
42,126 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 1,158
41,823 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 1,082
41,217 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 989
45,157 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 1,024
1,162,471 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 815,370
44,853 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 945
44,247 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 883
43,944 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 824
43,338 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 768
42,732 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 720
42,429 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 673
41,823 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 627
41,519 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 591

Portfolio of Investments January 31, 2025
(continued)
NEA

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 41,217 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/60 $ 551
40,611 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 512
40,307 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 480
39,701 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 449
39,398 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 425
39,095 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 396
38,489 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 361
501,278 (a),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 4,261
1,950,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Appalachian Regional Healthcare System
Obligated Group, Series 2021A
4 .000 07/01/56 1,465,660
8,335,000 (a) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
5 .000 06/15/48 8,337,011
8,940,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series
2013B-1
4 .000 11/15/43 8,431,243
1,060,000 (e) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series
2013B-1, (Pre-refunded 5/15/28)
4 .000 11/15/43 1,094,720
9,830,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Aspirus, Inc. Obligated Group, Inc. Project, Series 2021
4 .000 08/15/46 9,409,307
8,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Aspirus, Inc. Obligated Group, Inc. Project, Series 2021
4 .000 08/15/51 7,297,612
10,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5 .000 02/15/47 9,778,898
2,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic, Series 2016B
5 .000 02/15/35 2,018,091
7,625,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5 .000 06/01/39 7,628,210
2,415,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/51 1,863,758
2,470,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/61 1,791,722
5,155,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Ascension Health Alliance Senior Credit Group,
Series 2016A
4 .000 11/15/34 5,162,311
1,110,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Benevolent Corporation Cedar Community,
Series 2017
5 .000 06/01/37 1,103,868
955,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Benevolent Corporation Cedar Community,
Series 2017
5 .000 06/01/41 924,897
1,000,000 (e) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Franciscan Sisters of Christian Charity
Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)
5 .000 09/01/30 1,048,612
1,110,000 (e) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Franciscan Sisters of Christian Charity
Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)
5 .000 09/01/31 1,163,959

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,100,000 (e) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Franciscan Sisters of Christian Charity
Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)
5 .000% 09/01/32 $ 1,153,473
1,725,000 (e) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Franciscan Sisters of Christian Charity
Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)
5 .000 09/01/33 1,808,856
1,775,000 (e) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Franciscan Sisters of Christian Charity
Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)
5 .000 09/01/34 1,861,286
1,910,000 (e) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Franciscan Sisters of Christian Charity
Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)
5 .000 09/01/35 2,002,849
2,065,000 (e) Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Franciscan Sisters of Christian Charity
Sponsored Ministry, Series 2017A, (Pre-refunded 9/01/27)
5 .000 09/01/36 2,165,384
15,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series
2022A
4 .000 04/01/41 14,470,155
18,595,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marquette University, Series 2016
5 .000 10/01/46 18,789,480
8,215,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic, Series 2016A
5 .000 02/15/42 8,223,132
5,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016
5 .000 12/01/41 5,081,938
10,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2022
4 .000 12/01/46 9,332,158
10,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2022
4 .000 12/01/51 9,408,388
1,525,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series
2021
4 .000 01/01/57 1,231,320
29,080,000 (b) Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024B, (UB)
4 .750 03/01/51 28,988,311
10,400,000 Wisconsin Housing and Economic Development Authority, Home
Ownership Revenue Bonds, Social Series 2024C, (UB)
4 .750 03/01/51 10,367,209
TOTAL WISCONSIN 184,239,498
TOTAL MUNICIPAL BONDS
(Cost $5,893,141,720) 5,967,655,333
TOTAL LONG-TERM INVESTMENTS
(Cost $5,893,141,720) 5,967,655,333
FLOATING RATE OBLIGATIONS - (9.8)% (355,570,000)
AMTP SHARES, NET - (2.1)%(h) (77,975,703)
MFP SHARES, NET - (24.4)%(i) (887,484,312)
VRDP SHARES, NET - (31.7)%(j) (1,155,277,676)
OTHER ASSETS & LIABILITIES, NET -  4.2% 152,541,669
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 3,643,889,311
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

Portfolio of Investments January 31, 2025
(continued)
NEA

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $145,809,138 or 2.4% of Total Investments.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(g) When-issued or delayed delivery security.
(h) AMTP Shares, Net as a percentage of Total Investments is 1.3%.
(i) MFP Shares, Net as a percentage of Total Investments is 14.9%.
(j) VRDP Shares, Net as a percentage of Total Investments is 19.4%.
NEA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 5,967,597,573 $ 57,760 $ 5,967,655,333
Total $ – $ 5,967,597,573 $ 57,760 $ 5,967,655,333